UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, DC 20549
FORM N-Q
QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY
Investment Company Act file number 811-22201
Direxion Shares ETF Trust
(Exact name of registrant as specified in charter)

33 Whitehall Street, 10th Floor New York, NY 10004

(Address of principal executive offices) (Zip code)
Daniel O’ Neill
33 Whitehall Street, 10th Floor
New York, NY 10004

(Name and address of agent for service)
Registrant’s telephone number, including area code: 1-866-476-7523
Date of fiscal year end: October 31, 2009
Date of reporting period: January 31, 2009
     Form N-Q is to be used by management investment companies, other than small business investment companies registered on Form N-5 (§§ 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-5). The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.
     A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget (“OMB”) control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

Item 1. Schedule of Investments.
Large Cap Bull 3X Shares
Schedule of Investments
January 31, 2009 (Unaudited)

Shares		Value
COMMON STOCK—87.3%
Aerospace & Defense—2.8%
26,828	Boeing Co.	$1,135,093
14,232	General Dynamics Corp.	807,381
38,224	Honeywell International, Inc.	1,254,129
4,379	L-3 Communications Holdings, Inc.	346,029
11,740	Lockheed Martin Corp.	963,150
19,079	Northrop Grumman Corp.	918,081
6,252	Precision Castparts Corp.	406,067
20,271	Raytheon Co.	1,026,118
52,432	United Technologies Corp.	2,516,212

		9,372,260

Air Freight & Logistics—0.6%
6,060	CH Robinson Worldwide, Inc.	278,639
7,615	Expeditors International of Washington, Inc.	211,773
11,038	FedEx Corp.	562,276
24,370	United Parcel Service, Inc.	1,035,481

		2,088,169

Airlines—0.1%
26,228	Southwest Airlines Co.	184,383

Auto Components—0.1%
12,565	BorgWarner, Inc.	212,097
21,111	Johnson Controls, Inc.	264,099

		476,196

Automobiles—0.1%
77,873	Ford Motor Co. *	145,623
8,380	Harley-Davidson, Inc.	102,068

		247,691

Beverages—1.9%
4,368	Central European Distribution Corp. *	52,853
77,884	Coca-Cola Co.	3,327,204
56,579	PepsiCo, Inc.	2,841,963

		6,222,020

Biotechnology—2.3%
38,854	Amgen, Inc. *	2,131,143
4,863	Amylin Pharmaceuticals, Inc. *	56,216
12,641	Celgene Corp. *	669,341

Shares		Value
Biotechnology (continued)—2.3%
16,562	Genentech, Inc. *	$1,345,497
9,547	Genzyme Corp. *	657,979
40,585	Gilead Sciences, Inc. *	2,060,500
15,849	Vertex Pharmaceuticals, Inc. *	523,809

		7,444,485

Building Products—0.1%
16,353	Masco Corp.	127,880
7,844	Owens Corning *	104,639

		232,519

Capital Markets—1.8%
7,142	American Capital Ltd.	20,426
17,067	Ameriprise Financial, Inc.	343,900
43,611	Bank of New York Mellon Corp.	1,122,547
1,857	BlackRock, Inc.	202,042
36,298	Charles Schwab Corp.	493,290
9,154	Federated Investors, Inc. Class B	178,686
5,495	Franklin Resources, Inc.	266,068
14,048	Goldman Sachs Group, Inc.	1,134,094
13,758	Invesco Ltd.	162,207
39,559	Morgan Stanley	800,279
7,842	Northern Trust Corp.	451,072
14,492	SEI Investments Co.	183,614
15,233	State Street Corp.	354,472
13,837	T Rowe Price Group, Inc.	381,624

		6,094,321

Chemicals—1.7%
13,537	Air Products & Chemicals, Inc.	680,911
6,736	Cabot Corp.	89,993
48,458	Dow Chemical Co.	561,628
32,101	Du Pont (E.I.) de Nemours & Co.	737,039
7,949	FMC Corp.	354,684
19,563	Monsanto Co.	1,487,961
5,579	Mosaic Co.	199,003
5,860	PPG Industries, Inc.	220,219
19,672	Praxair, Inc.	1,224,779
9,672	Terra Industries, Inc.	198,083

		5,754,300

Commercial Banks—1.5%
21,529	BB&T Corp.	426,059
6,652	Commerce Bancshares, Inc.	232,487
15,144	PNC Financial Services Group, Inc.	492,483
24,700	Regions Financial Corp.	85,462
19,547	SunTrust Banks, Inc.	239,646
62,116	US Bancorp	921,801
130,794	Wells Fargo & Co.	2,472,007

		4,869,945

Shares		Value
Commercial Services & Supplies—0.6%
12,970	Covanta Holding Corp. *	$224,251
19,145	Iron Mountain, Inc. *	391,707
22,408	Pitney Bowes, Inc.	498,802
22,593	RR Donnelley & Sons Co.	220,508
17,475	Waste Management, Inc.	545,045

		1,880,313

Communications Equipment—2.0%
6,149	Ciena Corp. *	38,370
218,935	Cisco Systems, Inc. *	3,277,456
56,115	Corning, Inc.	567,323
31,846	Juniper Networks, Inc. *	450,939
80,347	Motorola, Inc.	355,937
57,690	QUALCOMM, Inc.	1,993,190

		6,683,215

Computers & Peripherals—3.5%
31,439	Apple, Inc. *	2,833,597
64,816	Dell, Inc. *	615,752
73,665	EMC Corp. *	813,262
75,078	Hewlett-Packard Co.	2,608,961
46,241	International Business Machines Corp.	4,237,987
9,338	Lexmark International, Inc. *	221,124
12,228	NetApp, Inc. *	181,341
43,783	Sun Microsystems, Inc. *	182,137

		11,694,161

Construction & Engineering—0.2%
3,558	Aecom Technology Corp. *	90,053
9,352	Fluor Corp.	363,793
2,951	Shaw Group, Inc. *	82,038

		535,884

Consumer Finance—0.3%
35,868	American Express Co.	600,072
13,357	Capital One Financial Corp.	211,575

		811,647

Containers & Packaging—0.2%
10,358	Ball Corp.	397,126
17,202	Sealed Air Corp.	233,087

		630,213

Distributors—0.1%
5,858	Genuine Parts Co.	187,573

Shares		Value
Diversified Consumer Services—0.2%
4,525	Apollo Group, Inc. Class A*	$368,607
11,617	H&R Block, Inc.	240,820

		609,427

Diversified Financial Services—1.9%
212,558	Bank of America Corp.	1,398,632
194,208	Citigroup, Inc.	689,438
2,395	CME Group, Inc.	416,514
115,356	JPMorgan Chase & Co.	2,942,732
19,130	Leucadia National Corp. *	304,550
6,988	Moody’s Corp.	149,683
9,420	NYSE Euronext	207,240

		6,108,789

Diversified Telecommunication—3.0%
276,478	AT&T, Inc.	6,806,888
101,708	Verizon Communications, Inc.	3,038,018
26,207	Windstream Corp.	227,477

		10,072,383

Electric Utilities—2.6%
17,977	Allegheny Energy, Inc.	597,555
45,186	Duke Energy Corp.	684,568
14,495	Entergy Corp.	1,106,838
23,372	Exelon Corp.	1,267,230
10,884	FirstEnergy Corp.	544,091
14,592	FPL Group, Inc.	752,218
12,897	Great Plains Energy, Inc.	245,946
10,692	Pinnacle West Capital Corp.	357,861
13,281	PPL Corp.	407,195
82,092	Southern Co.	2,745,978

		8,709,480

Electrical Equipment—0.4%
30,817	Emerson Electric Co.	1,007,716
1,601	First Solar, Inc. *	228,623
5,970	Hubbell, Inc. Class B	185,070

		1,421,409

Electronic Equipment, Instruments—0.2%
13,031	Arrow Electronics, Inc. *	248,501
1,975	National Instruments Corp.	42,403
12,897	Trimble Navigation Ltd. *	191,134
17,106	Tyco Electronics Ltd.	242,221

		724,259

Shares		Value
Energy Equipment & Services—1.7%
11,027	Baker Hughes, Inc.	$367,420
12,048	BJ Services Co.	132,528
7,407	Diamond Offshore Drilling, Inc.	464,863
31,035	Halliburton Co.	535,354
11,112	Helmerich & Payne, Inc.	249,576
4,729	IHS, Inc. Class A *	207,130
13,204	Key Energy Services, Inc. *	45,026
19,795	Nabors Industries Ltd. *	216,755
14,779	National Oilwell Varco, Inc. *	390,757
28,751	Noble Corp.	780,589
36,828	Schlumberger Ltd.	1,502,950
7,685	Smith International, Inc.	174,450
5,645	Tidewater, Inc.	234,888
21,337	Weatherford International Ltd. *	235,347

		5,537,633

Food & Staples Retailing—2.6%
15,467	Costco Wholesale Corp.	696,479
56,174	CVS Caremark Corp.	1,509,957
23,538	Kroger Co.	529,605
15,583	Safeway, Inc.	333,944
40,759	Sysco Corp.	908,518
36,509	Walgreen Co.	1,000,712
80,033	Wal-Mart Stores, Inc.	3,771,155

		8,750,370

Food Products—1.9%
47,820	Archer-Daniels-Midland Co.	1,309,312
4,294	Bunge Ltd.	184,384
30,353	ConAgra Foods, Inc.	519,036
5,285	Corn Products International, Inc.	122,348
11,946	General Mills, Inc.	706,606
23,995	HJ Heinz Co.	875,818
8,909	Kellogg Co.	389,234
52,422	Kraft Foods, Inc.	1,470,437
75,936	Sara Lee Corp.	761,638

		6,338,813

Gas Utilities—0.2%
18,473	Questar Corp.	627,713

Health Care Equipment & Supplies—2.7%
67,138	Baxter International, Inc.	3,937,645
15,548	Becton Dickinson and Co.	1,129,873
53,460	Boston Scientific Corp. *	474,190
1,696	Intuitive Surgical, Inc. *	175,078
40,088	Medtronic, Inc.	1,342,547
19,051	St Jude Medical, Inc. *	692,885
18,927	Stryker Corp.	799,476
8,281	Zimmer Holdings, Inc. *	301,428

		8,853,122

Shares		Value
Health Care Providers & Services—1.5%
30,018	Aetna, Inc.	$930,557
16,764	Cardinal Health, Inc.	631,165
10,107	CIGNA Corp.	175,458
18,060	Medco Health Solutions, Inc. *	811,436
12,917	Patterson Cos, Inc. *	237,544
45,620	UnitedHealth Group, Inc.	1,292,414
5,172	Universal Health Services, Inc. Class B	195,760
18,760	WellPoint, Inc. *	777,602

		5,051,936

Health Care Technology—0.1%
2,378	Cerner Corp. *	80,186
19,081	IMS Health, Inc.	277,056

		357,242

Hotels Restaurants & Leisure—1.3%
4,101	Burger King Holdings, Inc.	91,247
15,519	Carnival Corp.	282,291
3,559	Chipotle Mexican Grill, Inc. Class A*	169,978
11,158	International Game Technology	118,275
10,568	Marriott International, Inc. Class A	172,364
40,408	McDonald’s Corp.	2,344,473
24,317	Starbucks Corp. *	229,552
19,761	Starwood Hotels & Resorts Worldwide, Inc.	298,786
18,888	Wyndham Worldwide Corp.	115,783
15,290	Yum! Brands, Inc.	437,600

		4,260,349

Household Durables—0.2%
7,030	Fortune Brands, Inc.	224,960
1,568	MDC Holdings, Inc.	48,044
22,572	Pulte Homes, Inc.	229,105

		502,109

Household Products—2.6%
7,146	Church & Dwight Co., Inc.	380,382
18,099	Colgate-Palmolive Co.	1,177,159
14,899	Kimberly-Clark Corp.	766,852
114,764	Procter & Gamble Co.	6,254,637

		8,579,030

Independent Power Producers & Energy Traders—0.2%
13,100	Calpine Corp. *	97,071
11,002	Mirant Corp. *	188,904
15,348	NRG Energy, Inc. *	358,530
12,216	Reliant Energy, Inc. *	62,179

		706,684

Shares		Value
Industrial Conglomerates—2.0%
36,298	3M Co.	$1,952,469
326,707	General Electric Co.	3,962,956
8,040	McDermott International, Inc. *	83,375
10,203	Textron, Inc.	92,133
24,956	Tyco International Ltd.	524,575

		6,615,508

Insurance—2.6%
16,919	Aflac, Inc.	392,690
58,953	Allstate Corp.	1,277,512
82,208	American International Group, Inc.	105,226
9,939	AON Corp.	368,240
5,285	Axis Capital Holdings Ltd.	128,214
39,189	Chubb Corp.	1,668,667
7,792	Conseco, Inc. *	18,155
22,332	Fidelity National Financial, Inc. Class A	326,494
11,141	Hartford Financial Services Group, Inc.	146,616
27,809	Lincoln National Corp.	420,750
11,230	Loews Corp.	274,012
18,273	Marsh & McLennan Cos, Inc.	353,217
2,843	Mercury General Corp.	110,138
22,354	MetLife, Inc.	642,230
25,215	Old Republic International Corp.	260,219
10,227	Principal Financial Group, Inc.	169,666
24,292	Progressive Corp.	295,148
12,472	Prudential Financial, Inc.	321,154
6,638	RenaissanceRe Holdings Ltd.	296,652
21,573	Travelers Cos, Inc.	833,581
12,344	Unum Group	174,791

		8,583,372

Internet & Catalog Retail—0.3%
11,230	Amazon.com, Inc. *	660,549
21,784	Expedia, Inc. *	194,531
21,192	Liberty Media Corp. — Interactive Class A*	66,543

		921,623

Internet Software & Services—1.3%
91,131	eBay, Inc. *	1,095,395
6,867	Google, Inc. Class A*	2,324,685
1,683	Sohu.com, Inc. *	66,563
6,907	VeriSign, Inc. *	133,374
49,231	Yahoo!, Inc. *	577,480

		4,197,497

IT Services—1.1%
21,299	Accenture Ltd. Class A	672,196
18,513	Automatic Data Processing, Inc.	672,578
5,840	Fiserv, Inc. *	185,420
10,309	Hewitt Associates, Inc. *	292,569
3,372	Mastercard, Inc. Class A	457,850

Shares		Value
IT Services (continued)—1.1%
11,577	Paychex, Inc.	$281,205
15,998	Visa, Inc., FST	789,502
29,037	Western Union Co.	396,645

		3,747,965

Leisure Equipment & Products—0.2%
13,158	Hasbro, Inc.	317,503
24,459	Mattel, Inc.	347,073

		664,576

Life Sciences Tools & Services—0.2%
3,985	Life Technologies Corp. *	101,458
3,137	Pharmaceutical Product Development, Inc.	74,943
14,902	Thermo Fisher Scientific, Inc. *	535,429

		711,830

Machinery—1.7%
49,335	Caterpillar, Inc.	1,521,984
7,296	Cummins, Inc.	174,958
19,021	Danaher Corp.	1,063,845
15,344	Deere & Co.	533,051
20,155	Dover Corp.	569,983
31,329	Illinois Tool Works, Inc.	1,023,205
5,445	Joy Global, Inc.	113,419
2,510	Lincoln Electric Holdings, Inc.	103,337
18,150	PACCAR, Inc.	478,979
4,610	Pentair, Inc.	105,431
3,632	Trinity Industries, Inc.	41,804

		5,729,996

Media—2.0%
7,952	Cablevision Systems Corp. Group A	127,471
20,961	CBS Corp. Class B (a)	119,897
93,311	Comcast Corp. Class A	1,367,006
20,191	DIRECTV Group, Inc. *	442,183
4,693	DreamWorks Animation SKG, Inc. Class A*	103,011
11,733	Liberty Global, Inc. Class A *	170,950
18,496	Liberty Media Corp. – Entertainment Series A *	339,402
11,523	McGraw-Hill Cos, Inc.	253,391
100,098	News Corp. Class A	639,626
10,487	Omnicom Group, Inc.	271,508
127,477	Time Warner, Inc.	1,189,360
19,925	Viacom, Inc. Class B*	293,894
10,662	Virgin Media, Inc.	48,405
67,979	Walt Disney Co.	1,405,806

		6,771,910

Metals & Mining—0.8%
3,962	AK Steel Holding Corp.	31,973
28,967	Alcoa, Inc.	225,653

Shares		Value
Metals & Mining (continued)—0.8%
3,763	Cliffs Natural Resources, Inc.	$87,189
12,337	Commercial Metals Co.	141,876
13,615	Freeport-McMoRan Copper & Gold, Inc.	342,281
15,530	Newmont Mining Corp.	617,783
23,972	Nucor Corp.	977,818
4,171	United States Steel Corp.	125,255

		2,549,828

Multiline Retail—1.2%
23,852	JC Penney Co., Inc.	399,521
10,981	Kohl’s Corp. *	403,113
44,819	Macy’s, Inc.	401,130
19,481	Nordstrom, Inc.	247,214
84,297	Target Corp.	2,630,066

		4,081,044

Multi-Utilities—1.1%
8,988	Ameren Corp.	298,851
35,216	Centerpoint Energy, Inc.	471,190
20,597	Dominion Resources, Inc.	724,602
9,819	OGE Energy Corp.	242,333
18,082	Public Service Enterprise Group, Inc.	570,849
26,693	Sempra Energy	1,170,221
8,847	Vectren Corp.	228,164

		3,706,210

Oil, Gas & Consumable Fuels—10.4%
4,526	Alpha Natural Resources, Inc. *	73,864
26,890	Anadarko Petroleum Corp.	987,939
11,164	Apache Corp.	837,300
3,702	Cabot Oil & Gas Corp.	101,768
20,645	Chesapeake Energy Corp.	326,397
83,496	Chevron Corp.	5,888,138
67,082	ConocoPhillips	3,188,407
12,652	Consol Energy, Inc.	344,894
8,580	Denbury Resources, Inc. *	105,019
15,921	Devon Energy Corp.	980,734
5,705	Encore Acquisition Co. *	155,062
14,264	EOG Resources, Inc.	966,671
188,462	Exxon Mobil Corp.	14,413,574
4,426	Holly Corp.	103,436
25,246	Marathon Oil Corp.	687,449
4,123	Newfield Exploration Co. *	79,120
6,164	Noble Energy, Inc.	301,605
36,298	Occidental Petroleum Corp.	1,980,056
9,686	Peabody Energy Corp.	242,150
14,807	PetroHawk Energy Corp. *	291,846
12,759	Pioneer Natural Resources Co.	186,792
11,538	SandRidge Energy, Inc. *	76,843
12,193	Southwestern Energy Co. *	385,908
22,574	Spectra Energy Corp.	327,549

Shares		Value
Oil, Gas & Consumable Fuels (continued)—10.4%
18,827	Valero Energy Corp.	$454,107
20,817	Williams Cos, Inc.	294,561
19,700	XTO Energy, Inc.	730,673

		34,511,862

Paper & Forest Products—0.2%
16,562	International Paper Co.	151,045
6,246	MeadWestvaco Corp.	72,703
16,532	Weyerhaeuser Co.	451,986

		675,734

Personal Products—0.1%
15,285	Avon Products, Inc.	312,578

Pharmaceuticals—7.1%
55,019	Abbott Laboratories	3,050,253
18,919	Allergan, Inc.	721,192
92,463	Bristol-Myers Squibb Co.	1,979,633
35,612	Eli Lilly & Co.	1,311,234
128,268	Johnson & Johnson	7,399,781
76,565	Merck & Co., Inc.	2,185,931
16,366	Mylan, Inc. *	185,427
241,219	Pfizer, Inc.	3,516,973
57,857	Schering-Plough Corp.	1,015,969
3,544	Watson Pharmaceuticals, Inc. *	96,680
47,580	Wyeth	2,044,513

		23,507,586

Professional Services—0.1%
4,618	Equifax, Inc.	114,157

Real Estate Investment Trusts—1.4%
19,202	Annaly Capital Management, Inc.	290,718
12,817	Boston Properties, Inc.	554,975
12,656	Douglas Emmett, Inc.	117,701
14,214	Equity Residential	340,141
26,852	HCP, Inc.	626,725
55,658	Host Hotels & Resorts, Inc.	299,440
2,736	Kilroy Realty Corp.	62,545
8,665	Kimco Realty Corp.	124,603
6,113	Plum Creek Timber Co., Inc.	188,097
9,253	ProLogis	92,623
4,525	Public Storage	279,962
8,536	Rayonier, Inc.	251,300
7,595	Regency Centers Corp.	268,104
9,434	Simon Property Group, Inc.	405,473
4,158	SL Green Realty Corp.	65,322
5,743	Taubman Centers, Inc.	113,999
13,537	UDR, Inc.	158,789

Shares		Value
Real Estate Investment Trusts (continued)—1.4%
4,853	Vornado Realty Trust	$246,581

		4,487,098

Road & Rail—0.8%
10,023	Burlington Northern Santa Fe Corp.	664,024
14,428	CSX Corp.	417,835
13,380	Norfolk Southern Corp.	513,257
6,149	Ryder System, Inc.	207,713
18,425	Union Pacific Corp.	806,830

		2,609,659

Semiconductors & Semiconductor Equipment—2.3%
10,309	Analog Devices, Inc.	205,974
48,251	Applied Materials, Inc.	452,112
18,330	Broadcom Corp. Class A*	290,531
6,481	Fairchild Semiconductor International, Inc. *	29,489
371,599	Intel Corp.	4,793,626
14,255	Kla-Tencor Corp.	285,670
17,264	Marvell Technology Group Ltd. *	125,855
19,700	Microchip Technology, Inc.	373,709
8,130	National Semiconductor Corp.	82,438
19,795	Nvidia Corp. *	157,370
47,109	Texas Instruments, Inc.	704,279
9,989	Xilinx, Inc.	168,315

		7,669,368

Software—3.2%
21,087	Activision Blizzard, Inc. *	184,722
37,684	Adobe Systems, Inc. *	727,678
2,977	ANSYS, Inc. *	74,008
20,349	BMC Software, Inc. *	515,440
13,870	CA, Inc.	249,521
13,522	Electronic Arts, Inc. *	208,780
11,489	Intuit, Inc. *	260,226
302,754	Microsoft Corp.	5,177,093
7,184	Nuance Communications, Inc. *	70,834
141,366	Oracle Corp. *	2,379,190
7,013	Salesforce.com, Inc. *	186,616
29,929	Symantec Corp. *	458,812

		10,492,920

Specialty Retail—1.8%
10,025	Advance Auto Parts, Inc.	328,118
9,165	Bed Bath & Beyond, Inc. *	212,903
15,870	Best Buy Co., Inc.	444,677
9,682	Carmax, Inc. *	80,070
5,805	GameStop Corp. Class A *	143,848
32,156	Gap, Inc.	362,720
60,312	Home Depot, Inc.	1,298,517
111,350	Lowe’s Cos, Inc.	2,034,364
25,099	Staples, Inc.	400,078

Shares		Value
Specialty Retail (continued)—1.8%
29,906	TJX Cos, Inc.	$580,775
9,731	Williams-Sonoma, Inc.	77,070

		5,963,140

Textiles, Apparel & Luxury Goods—0.3%
36,554	Coach, Inc. *	533,688
12,605	NIKE, Inc. Class B	570,377

		1,104,065

Thrifts & Mortgage Finance—0.2%
18,590	Hudson City Bancorp, Inc.	215,644
28,479	New York Community Bancorp, Inc.	377,347
9,558	Washington Federal, Inc.	117,372

		710,363

Tobacco—1.3%
74,658	Altria Group, Inc.	1,234,843
6,196	Lorillard, Inc.	368,414
75,221	Philip Morris International, Inc.	2,794,461

		4,397,718

Trading Companies & Distributor—0.0%+
2,194	GATX Corp.	52,875
6,127	United Rentals, Inc. *	34,189

		87,064

Wireless Telecommunication Services—0.4%
14,172	American Tower Corp. Class A*	429,978
30,023	Crown Castle International Corp. *	586,049
98,874	Sprint Nextel Corp. *	240,264

		1,256,291

	TOTAL COMMON STOCK (Cost $293,673,072)	$288,801,005

SHORT TERM INVESTMENTS — 12.6%
MONEY MARKET FUND—12.6%
41,768,821	AIM Short Term Investment Treasury, 0.21% (b)	41,768,821

	TOTAL SHORT TERM INVESTMENTS (Cost $41,768,821)	$41,768,821

	Total Investments (Cost $335,441,892) — 99.9%	$330,569,826
	Other Assets in Excess of Liabilities — 0.1%	362,539

	TOTAL NET ASSETS—100.0%	$330,932,365

Percentages are stated as a percent of net assets.

*	Non- Income producing security

(a)	Non- Voting shares

(b)	Represents annualized seven-day yield at January 31, 2009

+	Less than 0.05%
Large Cap Bull 3X Shares
Swap Equity Contracts
January 31, 2009 (Unaudited)

	Reference	Number of	Notional	Termination	Unrealized
Counterparty	Entity	Contracts	Amount	Date	(Depreciation)

Credit Suisse Capital LLC	Russell 1000 Index	1,569,250	$737,974,085	5/6/2010	$(34,572,253)

Large Cap Bear 3X Shares
Schedule of Investments
January 31, 2009 (Unaudited)

Shares		Value
SHORT TERM INVESTMENTS — 78.5%
MONEY MARKET FUNDS — 78.5%
41,489,147	AIM Short Term Investment Treasury, 0.21% (a)	$41,489,147
60,225,100	AIM Short Term Investment Treasury (Collateral), 0.21% (a)	60,225,100

	TOTAL SHORT TERM INVESTMENTS (Cost $101,714,247)	$101,714,247

	Total Investments (Cost $101,714,247) — 78.5%	$101,714,247
	Other Assets in Excess of Liabilities — 21.5%	27,790,605

	TOTAL NET ASSETS—100.0%	$129,504,852

Percentages are stated as a percent of net assets.

(a)	Represents annualized seven-day yield at January 31, 2009
Large Cap Bear 3X Shares
Short Equity Swap Contracts
January 31, 2009 (Unaudited)

	Reference	Number of	Notional	Termination	Unrealized
Counterparty	Entity	Contracts	Amount	Date	Appreciation

Credit Suisse Capital LLC	Russell 1000 Index	870,560	$407,066,465	5/6/2010	$16,339,635

Mid Cap Bull 3X Shares
Schedule of Investments
January 31, 2009 (Unaudited)

Shares		Value
COMMON STOCKS —96.6%
Aerospace & Defense—2.3%
362	Alliant Techsystems, Inc. *	$29,253
475	Goodrich Corp.	18,364
490	L-3 Communications Holdings, Inc.	38,720
1,216	Precision Castparts Corp.	78,979
765	Rockwell Collins, Inc.	28,825

		194,141

Air Freight & Logistics—0.6%
647	CH Robinson Worldwide, Inc.	29,749
810	Expeditors International of Washington, Inc.	22,526

		52,275

Airlines—0.4%
1,062	Continental Airlines, Inc. Class B *	14,305
2,777	Southwest Airlines Co.	19,522

		33,827

Auto Components—0.2%
825	Autoliv, Inc.	15,172
542	Gentex Corp.	4,547

		19,719

Automobiles—0.1%
898	Harley-Davidson, Inc.	10,938

Beverages—1.1%
394	Brown-Forman Corp. Class B	17,891
465	Central European Distribution Corp. *	5,627
3,623	Coca-Cola Enterprises, Inc.	40,685
701	Constellation Brands, Inc. *	10,179
439	Molson Coors Brewing Co. Class B	17,679

		92,061

Biotechnology—0.6%
660	Amylin Pharmaceuticals, Inc. *	7,630
263	Cephalon, Inc. *	20,298
580	Vertex Pharmaceuticals, Inc. *	19,169

		47,097

Building Products—0.2%
1,373	Masco Corp.	10,737
518	Owens Corning Inc. *	6,910

		17,647

Shares		Value
Capital Markets—3.0%
861	Ameriprise Financial, Inc.	$17,349
672	Eaton Vance Corp.	12,862
1,502	Invesco Ltd.	17,709
1,385	Jefferies Group, Inc.	15,983
810	Legg Mason, Inc.	13,009
852	Northern Trust Corp.	49,007
1,088	Raymond James Financial, Inc.	20,139
1,533	SEI Investments Co.	19,423
2,955	T Rowe Price Group, Inc.	81,498
1,336	TD Ameritrade Holding Corp. *	15,017

		261,996

Chemicals—2.6%
580	Airgas, Inc.	20,481
867	Albemarle Corp.	19,291
696	Ashland, Inc.	5,582
1,655	Ecolab, Inc.	56,203
441	FMC Corp.	19,677
616	Huntsman Corp.	1,639
1,339	Nalco Holding Co.	13,136
753	PPG Industries, Inc.	28,298
1,224	RPM International, Inc.	15,067
409	Scotts Miracle-Gro Co.	13,178
968	Terra Industries, Inc.	19,825
775	Valspar Corp.	13,446

		225,823

Commercial Banks—1.7%
1,449	Associated Banc-Corp	22,678
527	Bank of Hawaii Corp.	18,903
254	BOK Financial Corp.	9,474
445	City National Corp.	15,401
1,566	Comerica, Inc.	26,091
3,554	Fifth Third Bancorp	8,494
1,905	Keycorp	13,868
2,688	Regions Financial Corp.	9,300
2,685	Synovus Financial Corp.	10,633
518	Valley National Bancorp	6,744
592	Wilmington Trust Corp.	8,104

		149,690

Commercial Services & Supplies—1.9%
656	Avery Dennison Corp.	15,895
463	Brink’s Co.	12,237
716	Corrections Corp. of America *	9,866
1,254	Covanta Holding Corp. *	21,682
720	Iron Mountain, Inc. *	14,731
1,375	Pitney Bowes, Inc.	30,608
623	Republic Services, Inc.	16,111
2,320	RR Donnelley & Sons Co.	22,643
333	Stericycle, Inc. *	16,290

		160,063

Shares		Value
Communications Equipment—1.0%
469	ADC Telecommunications, Inc. *	$2,378
472	CommScope, Inc. *	6,806
167	EchoStar Corp. *	2,515
326	F5 Networks, Inc. *	7,227
710	Harris Corp.	30,737
2,090	Juniper Networks, Inc. *	29,594
1,584	Tellabs, Inc. *	6,542

		85,799

Computers & Peripherals—0.8%
565	Lexmark International, Inc. *	13,379
1,905	NCR Corp. *	23,908
1,367	NetApp, Inc. *	20,273
716	Teradata Corp. *	9,401

		66,961

Construction & Engineering—1.3%
672	Fluor Corp.	26,140
542	Jacobs Engineering Group, Inc. *	20,959
1,611	KBR, Inc.	22,812
786	Shaw Group, Inc. *	21,851
630	URS Corp. *	21,452

		113,214

Construction Materials—0.4%
387	Martin Marietta Materials, Inc.	31,161

Containers & Packaging—1.1%
644	Aptargroup, Inc.	19,848
1,258	Crown Holdings, Inc. *	23,587
985	Packaging Corp. of America	13,987
677	Pactiv Corp. *	14,637
943	Sonoco Products Co.	21,623

		93,682

Distributors—0.5%
1,443	Genuine Parts Co.	46,205

Diversified Consumer Services—1.5%
512	Apollo Group, Inc. *	41,708
1,017	Career Education Corp. *	22,171
247	DeVry, Inc.	13,234
2,090	H&R Block, Inc.	43,325
356	Weight Watchers International, Inc.	8,120

		128,558

Diversified Financial Services—0.3%
1,031	Leucadia National Corp. *	16,413
523	NASDAQ OMX Group, Inc. *	11,412

		27,825

Shares		Value
Diversified Telecommunication—0.5%
2,337	Frontier Communications Corp.	$18,953
3,224	Windstream Corp.	27,984

		46,937

Electric Utilities—2.6%
639	Allegheny Energy, Inc.	21,240
1,524	American Electric Power Co., Inc.	47,777
536	DPL, Inc.	11,551
1,237	Edison International	40,289
1,452	Pepco Holdings, Inc.	25,860
1,415	PPL Corp.	43,384
991	Progress Energy, Inc.	38,372

		228,473

Electrical Equipment—1.3%
1,013	AMETEK, Inc.	32,375
765	Cooper Industries Ltd. Class A	20,586
505	Hubbell, Inc. Class B	15,655
1,669	Rockwell Automation, Inc.	43,461

		112,077

Electronic Equipment, Instruments—1.7%
1,996	Amphenol Corp.	52,196
490	Arrow Electronics, Inc. *	9,344
1,369	Avnet, Inc. *	27,134
575	Dolby Laboratories, Inc. *	14,697
766	Ingram Micro, Inc. *	9,399
602	Tech Data Corp. *	10,902
1,348	Trimble Navigation Ltd. *	19,977
741	Vishay Intertechnology, Inc. *	2,193

		145,842

Energy Equipment & Services—3.2%
1,115	BJ Services Co.	12,265
823	Cameron International Corp. *	19,061
260	Diamond Offshore Drilling, Inc.	16,318
979	Dresser-Rand Group, Inc. *	19,071
1,088	ENSCO International, Inc.	29,768
486	FMC Technologies, Inc. *	14,381
855	Helmerich & Payne, Inc.	19,203
1,291	Nabors Industries Ltd. *	14,136
1,056	Noble Corp.	28,670
1,216	Patterson-UTI Energy, Inc.	11,625
1,681	Pride International, Inc. *	27,098
1,280	Rowan Cos., Inc.	16,205
819	Smith International, Inc.	18,591
512	Superior Energy Services, Inc. *	7,977
592	Tidewater, Inc.	24,633

		279,002

Shares		Value
Food & Staples Retailing—0.8%
544	BJ’s Wholesale Club, Inc. *	$15,602
1,660	Safeway, Inc.	35,574
807	SUPERVALU, Inc.	14,155
533	Whole Foods Market, Inc.	5,463

		70,794

Food Products—2.7%
828	Campbell Soup Co.	25,146
1,718	ConAgra Foods, Inc.	29,378
545	Corn Products International, Inc.	12,617
952	Dean Foods Co. *	18,412
2,246	Del Monte Foods Co.	14,958
583	Hershey Co.	21,734
1,195	HJ Heinz Co.	43,618
270	Hormel Foods Corp.	8,054
450	JM Smucker Co.	20,318
2,680	Sara Lee Corp.	26,880
1,328	Smithfield Foods, Inc. *	15,763

		236,878

Gas Utilities—1.5%
650	Atmos Energy Corp.	15,958
517	Energen Corp.	15,102
457	National Fuel Gas Co.	13,692
753	Oneok, Inc.	22,002
1,249	Questar Corp.	42,440
769	UGI Corp.	19,510

		128,704

Health Care Equipment & Supplies—3.3%
716	Beckman Coulter, Inc.	35,600
382	CR Bard, Inc.	32,688
575	DENTSPLY International, Inc.	15,473
212	Edwards Lifesciences Corp. *	12,188
616	Gen-Probe, Inc. *	27,732
710	Hill-Rom Holdings, Inc.	9,997
991	Hologic, Inc. *	11,684
616	Hospira, Inc. *	15,338
686	Idexx Laboratories, Inc. *	22,501
149	Intuitive Surgical, Inc. *	15,381
368	Kinetic Concepts, Inc. *	8,869
1,313	St Jude Medical, Inc. *	47,754
300	Teleflex, Inc.	15,954
486	Varian Medical Systems, Inc. *	18,045

		289,204

Health Care Providers & Services—3.5%
623	AmerisourceBergen Corp.	22,627
3,194	CIGNA Corp.	55,447
786	Community Health Systems, Inc. *	14,651
405	DaVita, Inc. *	19,035
814	Express Scripts, Inc. *	43,761

Shares		Value
Health Care Providers & Services (continued)—3.5%
350	Henry Schein, Inc. *	$13,101
656	Humana, Inc. *	24,882
774	Laboratory Corp. of America Holdings *	45,821
617	LifePoint Hospitals, Inc. *	13,907
613	Quest Diagnostics, Inc.	30,252
536	Universal Health Services, Inc.	20,288

		303,772

Health Care Technology—0.3%
354	Cerner Corp. *	11,937
1,179	IMS Health, Inc.	17,119

		29,056

Hotels Restaurants & Leisure—2.4%
775	Burger King Holdings, Inc.	17,244
347	Choice Hotels International, Inc.	9,133
563	Darden Restaurants, Inc.	14,762
1,188	Marriott International, Inc. Class A	19,376
2,928	Starbucks Corp. *	27,640
1,101	Starwood Hotels & Resorts Worldwide, Inc.	16,647
1,485	Tim Hortons, Inc.	36,486
468	Wynn Resorts Ltd. *	14,077
1,905	Yum! Brands, Inc.	54,522

		209,887

Household Durables—1.9%
1,167	Fortune Brands, Inc.	37,345
511	Garmin Ltd.	8,958
774	Jarden Corp. *	8,073
1,121	Leggett & Platt, Inc.	14,001
377	MDC Holdings, Inc.	11,551
3,151	Newell Rubbermaid, Inc.	25,460
447	Snap-On, Inc.	13,490
314	Stanley Works	9,816
1,391	Toll Brothers, Inc. *	23,675
408	Whirlpool Corp.	13,639

		166,008

Household Products—0.6%
474	Church & Dwight Co., Inc.	25,231
523	Clorox Co.	26,228

		51,459

Independent Power Producers & Energy Traders—1.0%
4,476	AES Corp. *	35,405
1,339	Mirant Corp. *	22,991
1,168	NRG Energy, Inc. *	27,284

		85,680

Shares		Value
Industrial Conglomerates—0.3%
1,681	McDermott International, Inc. *	$17,432
944	Textron, Inc.	8,524

		25,956

Insurance—3.9%
556	Allied World Assurance Co. Holdings Ltd.	20,961
1,073	AON Corp.	39,756
426	Arch Capital Group Ltd. *	25,624
360	Arthur J Gallagher & Co.	8,485
701	Brown & Brown, Inc.	13,410
1,657	Cincinnati Financial Corp.	36,338
2,434	Fidelity National Financial, Inc. Class A	35,585
1,980	Marsh & McLennan Cos, Inc.	38,274
302	Mercury General Corp.	11,699
1,703	Old Republic International Corp.	17,575
275	OneBeacon Insurance Group Ltd.	2,324
2,622	Progressive Corp.	31,857
229	Reinsurance Group of America, Inc.	8,159
1,022	Torchmark Corp.	30,660
308	Transatlantic Holdings, Inc.	9,902
34	White Mountains Insurance Group Ltd.	8,211

		338,820

Internet & Catalog Retail—0.1%
835	Expedia, Inc. *	7,457

Internet Software & Services—0.8%
1,095	Akamai Technologies, Inc. *	14,761
372	Equinix, Inc. *	19,846
1,049	IAC/InterActiveCorp *	15,420
943	VeriSign, Inc. *	18,209
88	WebMD Health Corp. Class A *	2,063

		70,299

IT Services—1.5%
506	DST Systems, Inc. *	16,076
2,220	Fidelity National Information Services, Inc.	35,319
635	Fiserv, Inc. *	20,161
566	Global Payments, Inc.	19,646
1,254	Paychex, Inc.	30,460
633	Total System Services, Inc.	8,014

		129,676

Leisure Equipment & Products—0.3%
1,797	Mattel, Inc.	25,499

Life Sciences Tools & Services—0.9%
775	Charles River Laboratories International, Inc. *	18,918
716	Covance, Inc. *	27,637
1,067	PerkinElmer, Inc.	13,466

Shares		Value
Life Sciences Tools & Services (continued)—0.9%
548	Pharmaceutical Product Development, Inc.	$13,092

		73,113

Machinery—3.6%
559	Crane Co.	9,738
769	Cummins, Inc.	18,441
490	Graco, Inc.	10,422
926	Harsco Corp.	21,965
905	IDEX Corp.	20,462
1,189	Ingersoll-Rand Co. Ltd.	19,274
1,518	ITT Corp.	68,734
291	Kennametal, Inc.	4,668
469	Lincoln Electric Holdings, Inc.	19,309
1,303	Pall Corp.	33,968
636	Parker Hannifin Corp.	24,302
475	Pentair, Inc.	10,863
405	SPX Corp.	17,055
1,110	Terex Corp. *	13,142
684	Timken Co.	10,185
614	Trinity Industries, Inc.	7,067

		309,595

Marine—0.2%
614	Kirby Corp. *	14,724

Media—1.3%
890	Cablevision Systems Corp.	14,267
2,371	CBS Corp. Class B	13,562
955	Dish Network Corp. Class A *	12,262
920	Gannett Co., Inc.	5,308
397	John Wiley & Sons, Inc.	14,066
877	Lamar Advertising Co. Class A *	7,902
1,292	McGraw-Hill Cos., Inc.	28,411
448	Meredith Corp.	7,155
908	Regal Entertainment Group Class A	9,116

		112,049

Metals & Mining—0.4%
421	Carpenter Technology Corp.	6,947
1,082	Commercial Metals Co.	12,443
593	Reliance Steel & Aluminum Co.	13,122
811	Titanium Metals Corp.	5,718

		38,230

Multiline Retail—2.0%
483	Big Lots, Inc. *	6,496
362	Dollar Tree, Inc. *	15,461
976	Family Dollar Stores, Inc.	27,104
893	JC Penney Co., Inc.	14,958
1,242	Kohl’s Corp. *	45,594
1,696	Macy’s, Inc.	15,179
2,071	Nordstrom, Inc.	26,281

Shares		Value
Multiline Retail (continued)—2.0%
512	Sears Holdings Corp. *	$20,951

		172,024

Multi-Utilities—5.6%
1,032	Ameren Corp.	34,314
1,623	CMS Energy Corp.	19,070
1,637	Consolidated Edison, Inc.	66,708
1,174	DTE Energy Co.	40,503
496	Integrys Energy Group, Inc.	20,708
1,318	MDU Resources Group, Inc.	26,215
1,975	NiSource, Inc.	19,118
662	OGE Energy Corp.	16,338
1,355	PG&E Corp.	52,398
852	Puget Energy, Inc.	25,049
1,805	Sempra Energy	79,130
1,502	TECO Energy, Inc.	18,039
308	Vectren Corp.	7,943
571	Wisconsin Energy Corp.	25,455
1,854	Xcel Energy, Inc.	34,225

		485,213

Office Electronics—0.1%
459	Zebra Technologies Corp. *	7,725

Oil, Gas & Consumable Fuels—4.3%
547	Arch Coal, Inc.	8,309
943	Cimarex Energy Co.	23,424
693	Consol Energy, Inc.	18,891
1,966	Denbury Resources, Inc. *	24,064
3,538	El Paso Corp.	28,941
336	Forest Oil Corp. *	5,040
517	Foundation Coal Holdings, Inc.	8,386
695	Frontier Oil Corp.	9,925
720	Murphy Oil Corp.	31,810
501	Newfield Exploration Co. *	9,614
1,146	Noble Energy, Inc.	56,073
255	Overseas Shipholding Group, Inc.	9,104
586	Range Resources Corp.	21,002
1,297	Southwestern Energy Co. *	41,049
2,401	Spectra Energy Corp.	34,839
633	St Mary Land & Exploration Co.	12,249
442	Sunoco, Inc.	20,473
480	Teekay Corp.	8,410

		371,603

Paper & Forest Products—0.5%
1,911	International Paper Co.	17,428
801	Weyerhaeuser Co.	21,900

		39,328

Shares		Value
Personal Products—0.7%
1,717	Avon Products, Inc.	$35,113
741	Herbalife Ltd.	15,198
604	NBTY, Inc. *	11,397

		61,708

Pharmaceuticals—1.2%
1,258	Allergan, Inc.	47,956
1,179	Forest Laboratories, Inc. *	29,522
381	Perrigo Co.	11,182
445	Sepracor, Inc. *	6,764
563	Warner Chilcott Ltd. *	7,741

		103,165

Professional Services—1.0%
1,475	Equifax, Inc.	36,462
710	Manpower, Inc.	20,207
1,596	Robert Half International, Inc.	27,052

		83,721

Real Estate Investment Trusts—5.1%
459	AMB Property Corp.	7,399
2,080	Annaly Capital Management, Inc.	31,491
1,022	Apartment Investment & Management Co.	9,086
620	Boston Properties, Inc.	26,846
1,046	Equity Residential	25,031
2,769	HCP, Inc.	64,629
126	Kilroy Realty Corp.	2,880
747	Mack-Cali Realty Corp.	15,179
372	Nationwide Health Properties, Inc.	9,497
1,947	Plum Creek Timber Co., Inc.	59,909
1,014	ProLogis	10,150
490	Public Storage	30,316
893	Rayonier, Inc.	26,290
796	Regency Centers Corp.	28,099
663	SL Green Realty Corp.	10,416
466	Taubman Centers, Inc.	9,250
496	UDR, Inc.	5,818
1,019	Vornado Realty Trust	51,775
846	Weingarten Realty Investors	13,697

		437,758

Real Estate Management & Services—0.3%
362	Jones Lang LaSalle, Inc.	8,547
728	St. Joe Co. *	17,508

		26,055

Road & Rail—0.3%
518	Con-way, Inc.	11,412
922	Kansas City Southern *	16,743

		28,155

Shares		Value
Semiconductors & Semiconductor Equipment—3.3%
3,412	Altera Corp.	$52,477
1,156	Analog Devices, Inc.	23,097
5,819	Broadcom Corp. Class A *	92,232
683	Integrated Device Technology, Inc. *	3,920
728	International Rectifier Corp. *	9,915
1,409	Intersil Corp. Class A	13,118
1,375	Lam Research Corp. *	27,789
2,610	National Semiconductor Corp.	26,465
884	Novellus Systems, Inc. *	12,190
2,558	Nvidia Corp. *	20,336
415	Rambus, Inc. *	3,760

		285,299

Software—2.4%
2,386	Activision Blizzard, Inc. *	20,901
336	ANSYS, Inc. *	8,353
917	Autodesk, Inc. *	15,186
760	BMC Software, Inc. *	19,251
2,089	Citrix Systems, Inc. *	43,952
1,041	Compuware Corp. *	6,767
2,292	Electronic Arts, Inc. *	35,388
1,709	Intuit, Inc. *	38,709
759	Red Hat, Inc. *	11,119
565	Synopsys, Inc. *	10,453

		210,079

Specialty Retail—3.6%
985	Abercrombie & Fitch Co.	17,582
441	AutoZone, Inc. *	58,605
1,596	Bed Bath & Beyond, Inc. *	37,075
2,284	Carmax, Inc. *	18,889
1,959	Gap, Inc.	22,098
1,797	Ltd. Brands, Inc.	14,232
539	O’Reilly Automotive, Inc. *	15,669
1,448	PetSmart, Inc.	27,179
883	RadioShack Corp.	10,119
536	Ross Stores, Inc.	15,769
381	Sherwin-Williams Co.	18,193
1,708	TJX Cos, Inc.	33,169
1,292	Urban Outfitters, Inc. *	20,129

		308,708

Textiles, Apparel & Luxury Goods—0.5%
1,373	Coach, Inc. *	20,046
722	Hanesbrands, Inc. *	6,491
354	VF Corp.	19,831

		46,368

Thrifts & Mortgage Finance—1.1%
958	Astoria Financial Corp.	8,699
250	Capitol Federal Financial	10,350
2,008	Hudson City Bancorp, Inc.	23,293

Shares		Value
Thrifts & Mortgage Finance (continued)—1.1%
2,509	New York Community Bancorp, Inc.	$33,244
1,339	People’s United Financial, Inc.	21,906

		97,492

Tobacco—0.5%
660	Lorillard, Inc.	39,244

Trading Companies & Distributors—0.5%
520	Fastenal Co.	17,774
554	GATX Corp.	13,351
478	WESCO International, Inc. *	8,805

		39,930

Wireless Telecommunication Services—1.4%
1,503	American Tower Corp. Class A *	45,601
3,108	Crown Castle International Corp. *	60,668
766	NII Holdings, Inc. *	14,860
63	US Cellular Corp. *	2,643

		123,772

	TOTAL COMMON STOCK (Cost $8,956,680)	$8,355,220

SHORT TERM INVESTMENTS — 12.8%
MONEY MARKET FUND—12.8%
1,110,143	AIM Short Term Investment Treasury (Collateral), 0.21% (a)	1,110,143

	TOTAL SHORT TERM INVESTMENTS (Cost $1,110,143)	$1,110,143

	Total Investments (Cost $10,066,823) — 109.4%	$9,465,363
	Other Assets in Excess of Liabilities — (9.4)%	(814,119)

	TOTAL NET ASSETS—100.0%	$8,651,244

Percentages are stated as a percent of net assets.

*	Non- Income producing security

(a)	Represents annualized seven-day yield at January 31, 2009
Mid Cap Bull 3X Shares
Swap Equity Contracts
January 31, 2009 (Unaudited)

	Reference	Number of	Notional	Termination	Unrealized
Counterparty	Entity	Contracts	Amount	Date	(Depreciation)

Credit Suisse Capital LLC	Russell Midcap Index	31,855	$18,274,570	5/6/2010	$(799,757)

Mid Cap Bear 3X Shares
Schedule of Investments
January 31, 2009 (Unaudited)

Shares		Value
SHORT TERM INVESTMENTS — 77.6%
MONEY MARKET FUNDS — 77.6%
2,734,551	AIM Short Term Investment Treasury, 0.21% (a)	$2,734,551
3,000,000	AIM Short Term Investment Treasury (Collateral), 0.21% (a)	3,000,000

	TOTAL SHORT TERM INVESTMENTS (Cost $5,734,551)	$5,734,551

	Total Investments (Cost $5,734,551) — 77.6%	$5,734,551
	Other Assets in Excess of Liabilities — 22.4%	1,657,016

	TOTAL NET ASSETS—100.0%	$7,391,567

Percentages are stated as a percent of net assets.

(a)	Represents annualized seven-day yield at January 31, 2009
Mid Cap Bear 3X Shares
Short Equity Swap Contracts
January 31, 2009 (Unaudited)

	Reference	Number of	Notional	Termination	Unrealized
Counterparty	Entity	Contracts	Amount	Date	Appreciation

Credit Suisse Capital LLC	Russell Midcap Index	40,705	$22,984,107	5/6/2010	$653,644

Small Cap Bull 3X Shares
Schedule of Investments
January 31, 2009 (Unaudited)

Shares		Value
COMMON STOCK— 97.5%
Aerospace & Defense—2.3%
17,201	Curtiss-Wright Corp.	$555,593
11,303	Esterline Technologies Corp. *	407,925
11,510	HEICO CORP.	454,990
45,663	Hexcel Corp. *	378,546
9,533	LMI Aerospace, Inc. *	107,628
16,385	Moog, Inc. Class A *	490,895
22,496	Orbital Sciences Corp. *	377,258
9,055	Stanley, Inc. *	274,004
13,627	Teledyne Technologies, Inc. *	379,784
30,292	TransDigm Group, Inc. *	1,032,352
6,994	Triumph Group, Inc.	316,688

		4,775,663

Air Freight & Logistics—0.5%
10,098	Dynamex, Inc. *	111,886
40,594	HUB Group, Inc. Class A *	921,484
8,971	Park-Ohio Holdings Corp. *	33,013

		1,066,383

Airlines—0.6%
39,514	Alaska Air Group, Inc. *	1,041,589
32,151	Hawaiian Holdings, Inc. *	130,855

		1,172,444

Auto Components—0.5%
24,312	Amerigon, Inc. *	83,390
13,280	Fuel Systems Solutions, Inc. *	347,139
29,440	Raser Technologies, Inc. *	110,106
35,594	Spartan Motors, Inc.	154,478
25,317	Superior Industries International, Inc.	260,006

		955,119

Biotechnology—5.2%
28,135	Alexion Pharmaceuticals, Inc. *	1,037,337
34,990	Alkermes, Inc. *	401,335
3,577	Amicus Therapeutics, Inc. *	31,084
41,286	Cubist Pharmaceuticals, Inc. *	883,933
44,468	CV Therapeutics, Inc. *	695,924
27,844	Enzon Pharmaceuticals, Inc. *	181,264
10,195	Genomic Health, Inc. *	218,173
48,491	Geron Corp. *	380,169
13,637	GTx, Inc. *	150,552
12,791	Idera Pharmaceuticals, Inc. *	89,537
33,031	Isis Pharmaceuticals, Inc. *	466,728
93,452	Medarex, Inc. *	557,908

Shares		Value
Biotechnology (continued)— 5.2%
13,899	Metabolix, Inc. *	$117,308
16,345	Myriad Genetics, Inc. *	1,218,848
20,349	Onyx Pharmaceuticals, Inc. *	619,220
13,169	Orexigen Therapeutics, Inc. *	52,808
20,941	OSI Pharmaceuticals, Inc. *	745,500
64,111	PDL BioPharma, Inc. *	411,593
6,163	Pharmasset, Inc. *	70,258
9,747	Progenics Pharmaceuticals, Inc. *	71,056
31,519	Regeneron Pharmaceuticals, Inc. *	550,952
26,806	Sangamo Biosciences, Inc. *	111,245
19,852	Savient Pharmaceuticals, Inc. *	109,980
44,347	Seattle Genetics, Inc. *	447,461
16,488	United Therapeutics Corp. *	1,120,361
82,337	XOMA Ltd. *	54,342
27,316	Zymogenetics, Inc. *	116,093

		10,910,969

Building Products—0.3%
34,941	Quanex Building Products Corp.	296,649
17,637	Universal Forest Products, Inc.	370,377

		667,026

Capital Markets—2.3%
72,898	Apollo Investment Corp.	477,482
103,148	Ares Capital Corp.	485,827
11,672	Epoch Holding Corp.	71,549
10,460	Evercore Partners, Inc.	117,466
6,598	GAMCO Investors, Inc.	206,122
57,588	GFI Group, Inc.	180,826
18,377	Gladstone Capital Corp.	161,534
34,884	Hercules Technology Growth Capital, Inc.	227,793
48,161	Knight Capital Group, Inc. *	868,342
26,212	LaBranche & Co., Inc. *	179,814
65,890	MCG Capital Corp.	44,805
12,455	MVC Capital, Inc.	127,041
18,849	NGP Capital Resources Co.	159,086
44,950	optionsXpress Holdings, Inc.	489,506
24,040	Prospect Capital Corp.	260,353
6,528	Pzena Investment Management, Inc.	17,234
24,597	SWS Group, Inc.	360,346
20,958	Thinkorswim Group, Inc. *	157,604
27,996	TradeStation Group, Inc. *	154,258

		4,746,988

Chemicals—1.5%
10,322	Balchem Corp.	230,490
20,807	Ferro Corp.	82,396
14,108	Flotek Industries, Inc. *	40,772
23,052	HB Fuller Co.	322,036
24,627	Landec Corp. *	135,449
8,990	Minerals Technologies, Inc.	339,912
6,410	NewMarket Corp.	201,915

Shares		Value
Chemicals (continued)—1.5%
35,575	Olin Corp.	$499,829
19,838	Rockwood Holdings, Inc. *	148,983
24,634	Sensient Technologies Corp.	529,632
24,857	ShengdaTech, Inc. *	73,825
5,127	Stepan Co.	188,110
9,123	Westlake Chemical Corp.	124,711
34,320	WR Grace & Co. *	198,026
10,921	Zep, Inc.	120,022

		3,236,108

Commercial Banks—5.2%
7,645	1st Source Corp.	136,081
3,783	Bancfirst Corp.	134,750
12,502	Capital City Bank Group, Inc.	200,282
23,644	Cascade Bancorp	55,327
14,717	Central Pacific Financial Corp.	99,045
14,531	City Bank	45,773
103,449	Colonial BancGroup, Inc.	81,725
16,271	Columbia Banking System, Inc.	144,812
54,000	CVB Financial Corp.	485,460
32,517	East West Bancorp, Inc.	308,586
13,019	First Busey Corp.	113,916
4,649	First Community Bancshares, Inc.	80,009
5,797	First Financial Corp.	192,171
85,843	FirstMerit Corp.	1,388,080
10,634	Home Bancshares, Inc.	218,954
17,274	Independent Bank Corp.	320,260
21,940	Integra Bank Corp.	35,323
26,143	International Bancshares Corp.	476,325
10,657	Lakeland Financial Corp.	219,534
9,515	MainSource Financial Group, Inc.	92,962
19,859	Nara Bancorp, Inc.	117,367
33,935	Old National Bancorp	431,993
22,844	PrivateBancorp, Inc.	333,066
20,092	Prosperity Bancshares, Inc.	543,489
12,997	S&T Bancorp, Inc.	330,514
15,379	Sandy Spring Bancorp, Inc.	217,151
10,823	SCBT Financial Corp.	290,706
15,422	Southwest Bancorp, Inc.	161,623
12,473	State Bancorp, Inc.	74,838
11,573	StellarOne Corp.	150,912
19,100	Sterling Bancorp	210,482
15,340	SVB Financial Group *	318,612
14,242	SY Bancorp, Inc.	324,433
3,281	Tompkins Financial Corp.	164,542
10,643	Towne Bank	221,800
15,924	UMB Financial Corp.	616,895
6,580	Univest Corp. of Pennsylvania	150,682
21,545	Westamerica Bancorporation	920,617
20,252	Western Alliance Bancorp *	154,118
25,069	Wintrust Financial Corp.	335,173
12,168	Yadkin Valley Financial Corp.	111,824

		11,010,212

Shares		Value
Commercial Services & Supplies—2.5%
37,317	American Reprographics Co. *	$226,887
18,635	Bowne & Co., Inc.	52,178
23,896	Casella Waste Systems, Inc. Class A *	65,953
9,403	Clean Harbors, Inc. *	503,155
32,418	Comfort Systems USA, Inc.	331,636
6,821	Consolidated Graphics, Inc. *	109,886
53,131	Deluxe Corp.	612,600
27,311	Ennis, Inc.	305,610
12,338	Fuel Tech, Inc. *	123,503
15,756	Healthcare Services Group	241,382
21,573	Herman Miller, Inc.	237,087
25,575	Innerworkings, Inc. *	84,653
24,917	Mobile Mini, Inc. *	314,951
15,725	Standard Register Co.	114,321
21,406	SYKES Enterprises, Inc. *	357,694
17,434	Team, Inc. *	344,322
23,701	Tetra Tech, Inc. *	550,574
26,745	Waste Connections, Inc. *	776,141

		5,352,533

Communications Equipment—2.5%
191,893	3Com Corp. *	447,111
57,581	Adtran, Inc.	872,351
14,982	Anaren, Inc. *	177,087
12,150	Bel Fuse, Inc.	185,166
11,527	Comtech Telecommunications Corp. *	447,248
10,457	DG FastChannel, Inc. *	151,522
7,426	EMS Technologies, Inc. *	178,224
71,435	Extreme Networks *	126,440
66,417	Harmonic, Inc. *	342,048
36,230	Netgear, Inc. *	402,878
14,634	Neutral Tandem, Inc. *	231,803
33,656	Polycom, Inc. *	472,867
14,153	Starent Networks Corp. *	208,049
31,038	Tekelec *	385,492
25,968	Viasat, Inc. *	575,450

		5,203,736

Computers & Peripherals—0.5%
19,076	Hutchinson Technology, Inc. *	60,471
23,824	Intevac, Inc. *	104,349
32,482	Novatel Wireless, Inc. *	179,950
30,375	Rackable Systems, Inc. *	119,374
21,151	Stratasys, Inc. *	226,527
16,182	Synaptics, Inc. *	381,410

		1,072,081

Construction & Engineering—0.7%
42,582	Dycom Industries, Inc. *	289,983
32,301	EMCOR Group, Inc. *	665,078
17,338	Furmanite Corp. *	64,497
20,361	Layne Christensen Co. *	321,297

Shares		Value
Construction & Engineering (continued)—0.7%
22,897	Orion Marine Group, Inc. *	$226,680

		1,567,535

Construction Materials—0.1%
46,124	Headwaters, Inc. *	208,942

Consumer Finance—0.4%
40,654	Advanta Corp. Class B	31,710
12,767	Cardtronics, Inc.	10,852
17,100	CompuCredit Corp. *	54,720
40,785	Ezcorp, Inc. Class A *	553,452
18,567	Nelnet, Inc. Class A	256,596

		907,330

Containers & Packaging—0.7%
5,749	AEP Industries, Inc. *	82,441
116,923	Graphic Packaging Holding Co. *	101,723
28,562	Myers Industries, Inc.	179,084
18,142	Rock-Tenn Co.	565,486
12,005	Silgan Holdings, Inc.	550,309

		1,479,043

Diversified Consumer Services—1.9%
4,438	American Public Education, Inc. *	173,792
5,736	Capella Education Co. *	317,373
72,579	Corinthian Colleges, Inc. *	1,355,776
30,184	Jackson Hewitt Tax Service, Inc.	399,636
12,562	Matthews International Corp. Class A	489,164
8,479	Pre-Paid Legal Services, Inc. *	285,064
71,505	Sotheby’s	621,378
22,856	Universal Technical Institute, Inc. *	400,666

		4,042,849

Diversified Financial Services—0.6%
15,837	Asset Acceptance Capital Corp. *	66,357
27,037	Financial Federal Corp.	587,244
6,293	Life Partners Holdings, Inc.	239,134
17,174	Pico Holdings, Inc. *	436,563

		1,329,298

Diversified Telecommunication—0.7%
38,053	Alaska Communications Systems Group, Inc.	317,743
8,305	Atlantic Tele-Network, Inc.	178,558
78,219	Fairpoint Communications, Inc.	213,538
98,149	PAETEC Holding Corp. *	132,501
8,616	Shenandoah Telecommunications Co.	210,058
53,851	tw telecom, Inc. *	411,959

		1,464,357

Shares		Value
Electric Utilities—1.9%
22,039	Cleco Corp.	$503,591
16,561	IDACORP, Inc.	482,091
18,096	ITC Holdings Corp.	759,670
19,402	MGE Energy, Inc.	621,834
22,894	Portland General Electric Co.	445,288
18,517	UIL Holdings Corp.	489,404
38,382	Westar Energy, Inc.	770,711

		4,072,589

Electrical Equipment—2.4%
19,323	Acuity Brands, Inc.	519,209
16,147	American Superconductor Corp. *	261,258
20,234	Baldor Electric Co.	283,478
16,820	Belden, Inc.	219,669
23,896	Brady Corp. Class A	499,904
8,678	Encore Wire Corp.	143,274
21,445	Energy Conversion Devices, Inc. *	539,771
52,515	Evergreen Solar, Inc. *	116,058
8,788	Franklin Electric Co., Inc.	228,400
45,950	GrafTech International Ltd. *	368,060
5,604	Harbin Electric, Inc. *	35,866
25,026	II-VI, Inc. *	471,240
9,853	Orion Energy Systems, Inc. *	43,846
16,918	Polypore International, Inc. *	117,073
8,131	Powell Industries, Inc. *	194,168
12,365	Regal-Beloit Corp.	419,915
13,332	Ultralife Corp. *	106,789
22,570	Woodward Governor Co.	464,265

		5,032,243

Electronic Equipment, Instruments—1.7%
23,271	Agilysys, Inc.	83,077
14,216	Anixter International, Inc. *	383,549
34,134	Brightpoint, Inc. *	159,747
13,465	China Security & Surveillance Technology, Inc. *	74,058
42,107	Cogent, Inc. *	490,126
17,654	Comverge, Inc. *	81,032
9,747	CPI International, Inc. *	74,759
18,765	Electro Rent Corp.	198,909
29,777	Electro Scientific Industries, Inc. *	188,191
18,322	FARO Technologies, Inc. *	275,196
18,879	Insight Enterprises, Inc. *	97,793
19,699	IPG Photonics Corp. *	189,307
15,098	Littelfuse, Inc. *	230,999
11,475	Measurement Specialties, Inc. *	58,293
8,439	MTS Systems Corp.	221,017
12,722	OSI Systems, Inc. *	186,123
11,737	PC Mall, Inc. *	46,596
8,536	Rogers Corp. *	209,132
17,835	SYNNEX Corp. *	273,767
20,310	TTM Technologies, Inc. *	122,469

		3,644,140

Shares		Value
Energy Equipment & Services—1.3%
17,435	Allis-Chalmers Energy, Inc. *	$62,766
15,105	Basic Energy Services, Inc. *	145,008
11,831	Bristow Group, Inc. *	286,192
12,023	CARBO Ceramics, Inc.	432,227
19,579	Complete Production Services, Inc. *	125,501
11,322	Dril-Quip, Inc. *	277,389
21,898	ENGlobal Corp. *	67,884
13,576	Hornbeck Offshore Services, Inc. *	240,838
40,252	ION Geophysical Corp. *	60,378
5,409	Lufkin Industries, Inc.	189,045
6,098	Mitcham Industries, Inc. *	22,075
11,714	NATCO Group, Inc. *	200,661
52,623	Newpark Resources *	221,543
16,984	RPC, Inc.	126,361
10,275	Superior Well Services, Inc. *	94,427
7,767	T-3 Energy Services, Inc. *	99,029
7,893	Trico Marine Services, Inc. *	49,094
14,218	Willbros Group, Inc. *	138,483

		2,838,901

Food & Staples Retailing 0.8%
11,484	Andersons, Inc.	188,223
8,944	Pantry, Inc. *	148,739
9,881	Pricesmart, Inc.	161,060
21,573	Ruddick Corp.	518,830
12,116	Weis Markets, Inc.	376,929
27,713	Winn-Dixie Stores, Inc. *	380,777

		1,774,558

Food Products—2.2%
7,806	American Dairy, Inc. *	98,356
31,327	Darling International, Inc. *	143,791
17,627	Diamond Foods, Inc.	452,661
39,621	Flowers Foods, Inc.	851,455
16,240	Lancaster Colony Corp.	591,298
20,166	Omega Protein Corp. *	77,034
28,812	Ralcorp Holdings, Inc. *	1,706,248
19,620	Reddy Ice Holdings, Inc.	31,784
10,393	Sanderson Farms, Inc.	376,019
11,390	Synutra International, Inc. *	103,307
20,256	Zhongpin, Inc. *	210,055

		4,642,008

Gas Utilities—0.2%
17,955	New Jersey Resources Corp.	719,816
39,662	Nicor, Inc.	1,356,836
26,872	Piedmont Natural Gas Co.	696,254
22,760	South Jersey Industries, Inc.	848,948
18,107	WGL Holdings, Inc.	581,235

		4,203,089

Shares		Value
Health Care Equipment & Supplies—3.8%
26,423	Accuray, Inc. *	$163,294
22,693	Align Technology, Inc. *	178,821
9,806	Analogic Corp.	245,150
8,858	Angiodynamics, Inc. *	120,469
14,242	Cardiac Science Corp. *	76,480
20,981	Conmed Corp. *	328,353
17,384	Cyberonics, Inc. *	267,540
16,742	Greatbatch, Inc. *	390,089
9,420	Haemonetics Corp. *	557,192
4,040	ICU Medical, Inc. *	123,260
25,643	Immucor, Inc. *	710,567
6,736	IRIS International, Inc. *	67,091
16,861	Masimo Corp. *	468,230
14,703	Meridian Bioscience, Inc.	312,586
13,686	Merit Medical Systems, Inc. *	210,628
13,023	NuVasive, Inc. *	486,279
10,636	Orthofix International (NV) *	169,751
20,627	Quidel Corp. *	253,712
39,342	RTI Biologics, Inc. *	96,388
12,304	SonoSite, Inc. *	233,653
21,433	STERIS Corp.	570,117
9,123	Synovis Life Technologies, Inc. *	148,614
19,944	Thoratec Corp. *	577,777
9,527	Vnus Medical Technologies, Inc. *	152,527
15,017	West Pharmaceutical Services, Inc.	498,865
27,213	Wright Medical Group, Inc. *	564,397
7,652	Zoll Medical Corp. *	122,509

		8,094,339

Health Care Providers & Services—4.1%
7,856	Air Methods Corp. *	153,192
15,880	Alliance Imaging, Inc. *	140,697
4,661	Almost Family, Inc. *	143,745
9,702	Amedisys, Inc. *	400,013
19,602	AMERIGROUP Corp. *	548,268
34,141	Assisted Living Concepts, Inc. *	135,540
4,224	Bio-Reference Labs, Inc. *	103,066
24,139	Catalyst Health Solutions, Inc. *	531,541
25,190	Chemed Corp.	1,010,875
12,254	Emeritus Corp. *	101,341
16,813	Hanger Orthopedic Group, Inc. *	229,497
32,202	Healthsouth Corp. *	320,088
20,513	Kindred Healthcare, Inc. *	278,361
10,721	LHC Group, Inc. *	285,286
14,820	Magellan Health Services, Inc. *	536,780
9,895	Medcath Corp. *	62,240
10,884	MWI Veterinary Supply, Inc. *	227,802
11,988	Odyssey HealthCare, Inc. *	118,921
30,112	Owens & Minor, Inc.	1,197,555
45,348	PSS World Medical, Inc. *	720,126
20,287	Psychiatric Solutions, Inc. *	527,462
11,234	RehabCare Group, Inc. *	156,714
15,756	Sun Healthcare Group, Inc. *	178,515
10,388	Triple-S Management Corp. Class B *	149,483

Shares		Value
Health Care Providers & Services (continued)—4.1%
41,755	Universal American Corp. *	$412,122

		8,669,230

Health Care Technology—0.4%
27,034	Eclipsys Corp. *	236,818
22,745	Omnicell, Inc. *	177,638
31,327	Phase Forward, Inc. *	422,915

		837,371

Hotels Restaurants & Leisure—2.2%
20,268	Ambassadors Group, Inc.	167,616
17,387	Ameristar Casinos, Inc.	155,961
22,030	Bally Technologies, Inc. *	444,786
18,473	BJ’s Restaurants, Inc. *	205,050
13,356	CEC Entertainment, Inc. *	311,729
3,855	Churchill Downs, Inc.	133,036
14,818	Dover Downs Gaming & Entertainment, Inc.	47,269
4,667	Einstein Noah Restaurant Group, Inc. *	32,296
23,661	Jack in the Box, Inc. *	534,502
13,866	Marcus Corp.	143,236
28,660	Morgans Hotel Group Co. *	104,609
25,655	PF Chang’s China Bistro, Inc. *	454,863
63,210	Pinnacle Entertainment, Inc. *	428,564
6,939	Rick’s Cabaret International, Inc. *	27,617
35,409	Ruby Tuesday, Inc.	43,907
63,611	Sonic Corp. *	619,572
12,601	Vail Resorts, Inc. *	293,855
26,212	WMS Industries, Inc. *	582,431

		4,730,899

Household Durables—0.8%
4,180	Blyth, Inc.	57,019
28,446	Furniture Brands International, Inc.	58,314
28,910	Helen of Troy Ltd. *	302,688
54,590	La-Z-Boy, Inc.	52,952
10,213	M/I Homes, Inc.	90,283
11,797	Meritage Homes Corp. *	130,003
1,809	National Presto Industries, Inc.	121,456
30,077	Tempur-Pedic International, Inc.	210,539
24,965	Tupperware Brands Corp.	513,281
5,690	Universal Electronics, Inc. *	64,183

		1,600,718

Industrial Conglomerates—0.1%
12,924	Otter Tail Corp.	261,969

Insurance—4.8%
19,983	Amerisafe, Inc. *	374,282
43,770	Aspen Insurance Holdings Ltd.	967,317
12,773	eHealth, Inc. *	176,523
6,212	EMC Insurance Group, Inc.	120,637

Shares		Value
Insurance (continued)—4.8%
25,334	Employers Holdings, Inc.	$343,022
12,659	First Mercury Financial Corp. *	139,882
30,585	Greenlight Capital Re Ltd. *	371,608
7,847	Infinity Property & Casualty Corp.	301,325
25,657	IPC Holdings Ltd.	658,359
42,804	Maiden Holdings Ltd.	194,758
28,933	Max Capital Group Ltd.	492,150
58,898	Meadowbrook Insurance Group, Inc.	357,511
47,857	Montpelier Re Holdings Ltd.	676,698
1,656	National Western Life Insurance Co. Class A	205,559
13,982	Navigators Group, Inc. *	717,836
25,079	Platinum Underwriters Holdings Ltd.	697,447
33,734	PMA Capital Corp. *	185,874
18,879	Presidential Life Corp.	182,560
16,429	ProAssurance Corp. *	776,435
7,254	State Auto Financial Corp.	160,313
21,445	Tower Group, Inc.	537,626
33,024	Validus Holdings Ltd.	753,608
27,408	Zenith National Insurance Corp.	768,520

		10,159,850

Internet & Catalog Retail—0.4%
16,247	NetFlix, Inc. *	587,166
9,558	PetMed Express, Inc. *	138,018
15,446	Stamps.com, Inc. *	126,348

		851,532

Internet Software & Services—1.2%
40,686	Ariba, Inc. *	310,841
14,543	comScore, Inc. *	183,387
9,669	Constant Contact, Inc. *	147,646
17,667	Digital River, Inc. *	437,611
24,928	GSI Commerce, Inc. *	213,633
13,848	Infospace, Inc.	110,922
39,672	Internet Capital Group, Inc. *	170,986
14,159	Keynote Systems, Inc. *	123,891
20,028	LoopNet, Inc. *	130,182
12,124	MercadoLibre, Inc. *	162,583
44,918	ModusLink Global Solutions, Inc. *	104,659
21,889	Perficient, Inc. *	85,586
25,386	SonicWALL, Inc. *	89,359
21,035	Switch & Data Facilities Co., Inc. *	144,721
42,763	Terremark Worldwide, Inc. *	150,098
19,335	TheStreet.com, Inc.	52,785

		2,618,890

IT Services—2.1%
14,333	CACI International, Inc. *	647,135
51,233	Cybersource Corp. *	611,210
24,154	Euronet Worldwide, Inc. *	242,748
60,686	Gartner, Inc. *	859,314
13,878	Heartland Payment Systems, Inc.	125,873

Shares		Value
IT Services (continued)—2.1%
9,772	Mantech International Corp. Class A *	$524,072
7,513	MAXIMUS, Inc.	279,183
6,665	NCI, Inc. Class A *	199,950
41,160	Perot Systems Corp. Class A *	534,668
15,732	TeleTech Holdings, Inc. *	127,272
31,568	Wright Express Corp. *	368,083

		4,519,508

Leisure Equipment & Products—0.8%
70,539	Brunswick Corp.	196,098
26,690	Callaway Golf Co.	203,111
34,972	Leapfrog Enterprises, Inc. *	70,294
15,683	Polaris Industries, Inc.	333,577
50,767	Pool Corp.	804,657
7,280	Steinway Musical Instruments *	84,157

		1,691,894

Life Sciences Tools & Services—1.0%
50,832	Affymetrix, Inc. *	161,646
8,574	Albany Molecular Research, Inc. *	73,479
6,928	Bio-Rad Laboratories, Inc. Class A *	440,205
7,042	Dionex Corp. *	356,607
5,437	Life Sciences Research, Inc.	35,884
30,184	Luminex Corp. *	614,849
20,733	Parexel International Corp. *	205,049
10,813	Varian, Inc. *	301,034

		2,188,753

Machinery—3.1%
21,474	Actuant Corp. Class A	353,892
6,800	Alamo Group, Inc.	85,340
7,550	American Railcar Industries, Inc.	63,345
8,782	Ampco-Pittsburgh Corp.	162,379
31,202	Blount International, Inc. *	261,473
19,051	Briggs & Stratton Corp.	281,764
28,726	Chart Industries, Inc. *	243,022
14,351	China Fire & Security Group, Inc. *	95,004
24,029	CLARCOR, Inc.	729,039
20,854	Columbus McKinnon Corp. *	265,263
9,591	FreightCar America, Inc.	183,668
17,973	Greenbrier Cos, Inc.	99,750
15,300	Kadant, Inc. *	153,612
15,649	Kaydon Corp.	425,653
4,583	Lindsay Corp.	119,158
16,837	NN, Inc.	28,623
12,954	Nordson Corp.	391,340
8,475	PMFG, Inc. *	59,325
10,369	RBC Bearings, Inc. *	189,545
10,783	Robbins & Myers, Inc.	186,438
8,982	Sauer-Danfoss, Inc.	67,724
12,803	Sun Hydraulics Corp.	197,166
18,229	Tennant Co.	246,821

Shares		Value
Machinery (continued)—3.1%
16,323	Titan International, Inc.	$126,666
15,532	Trimas Corp. *	22,366
9,568	Twin Disc, Inc.	62,862
33,733	Wabash National Corp.	95,127
23,038	Wabtec Corp.	689,527
32,070	Watts Water Technologies, Inc. Class A	714,520

		6,600,412

Marine—0.3%
28,897	American Commercial Lines, Inc. *	116,744
22,250	Eagle Bulk Shipping, Inc.	118,815
11,564	Genco Shipping & Trading Ltd.	179,820
24,206	Horizon Lines, Inc. Class A	83,269
11,510	TBS International Ltd. Class A *	113,258
27,453	Ultrapetrol Bahamas Ltd. *	62,593

		674,499

Media—0.8%
10,984	Arbitron, Inc.	164,980
49,178	Live Nation, Inc. *	257,201
26,855	Martha Stewart Living Omnimedia Class A *	62,841
19,704	Marvel Entertainment, Inc. *	542,056
15,649	Media General, Inc. Class A	30,516
21,094	National CineMedia, Inc.	212,628
25,543	Scholastic Corp.	278,418
8,543	World Wrestling Entertainment, Inc.	83,209

		1,631,849

Metals & Mining—0.6%
21,649	Brush Engineered Materials, Inc. *	271,911
15,417	Compass Minerals International, Inc.	927,641
11,427	General Steel Holdings, Inc. *	31,539
8,101	Sutor Technology Group Ltd. *	15,230

		1,246,321

Multiline Retail—0.2%
49,840	99 Cents Only Stores *	417,659

Multi-Utilities—0.4%
46,616	Avista Corp.	887,569

Oil, Gas & Consumable Fuels—3.2%
13,878	Arena Resources, Inc. *	338,068
20,212	Atlas America, Inc.	256,692
16,275	ATP Oil & Gas Corp. *	72,749
15,625	Berry Petroleum Co.	115,000
13,405	Bill Barrett Corp. *	296,385
16,918	Brigham Exploration Co. *	42,295
16,009	Carrizo Oil & Gas, Inc. *	221,885
3,360	Clayton Williams Energy, Inc. *	133,728
16,677	Comstock Resources, Inc. *	635,894

Shares		Value
Oil, Gas & Consumable Fuels (continued)—3.2%
32,398	Concho Resources, Inc. *	$817,078
4,807	Contango Oil & Gas Co. *	214,392
14,722	Crosstex Energy, Inc.	48,877
14,315	CVR Energy, Inc. *	73,150
25,026	Delta Petroleum Corp. *	108,613
19,862	Energy Partners Ltd. *	23,040
74,609	Energy XXI Bermuda Ltd.	52,226
54,663	EXCO Resources, Inc. *	554,283
3,778	Georesources, Inc. *	27,126
28,580	Golar LNG Ltd.	176,053
13,216	Goodrich Petroleum Corp. *	381,942
12,913	Harvest Natural Resources, Inc. *	51,652
46,561	International Coal Group, Inc. *	112,678
21,968	McMoRan Exploration Co. *	146,966
21,081	Nordic American Tanker Shipping	604,181
13,269	Northern Oil And Gas, Inc.	41,930
25,756	Parallel Petroleum Corp. *	62,330
15,228	Penn Virginia Corp.	313,697
31,860	RAM Energy Resources, Inc. *	28,674
30,126	Rosetta Resources, Inc. *	182,865
11,592	Stone Energy Corp. *	99,459
11,182	Swift Energy Co. *	171,308
21,812	TXCO Resources, Inc. *	35,117
18,587	Western Refining, Inc.	216,724

		6,657,057

Paper & Forest Products—0.3%
41,615	Buckeye Technologies, Inc. *	121,516
11,170	Deltic Timber Corp.	441,997
49,155	Louisiana-Pacific Corp.	102,242

		665,755

Personal Products—0.5%
11,405	Chattem, Inc. *	770,978
19,051	Elizabeth Arden, Inc. *	111,067
16,714	Mannatech, Inc.	44,961
23,111	Prestige Brands Holdings, Inc. *	146,755

		1,073,761

Pharmaceuticals—1.8%
15,062	Auxilium Pharmaceuticals, Inc. *	460,295
14,801	Cadence Pharmaceuticals, Inc. *	106,567
23,363	Cypress Bioscience, Inc. *	198,586
29,953	Durect Corp. *	84,767
38,078	Medicines Co. *	487,398
41,327	Medicis Pharmaceutical Corp.	575,685
9,089	Noven Pharmaceuticals, Inc. *	90,254
12,579	Pain Therapeutics, Inc. *	83,525
18,691	Pozen, Inc. *	134,201
50,060	Valeant Pharmaceuticals International *	1,086,302

Shares		Value
Pharmaceuticals (continued)—1.8%
18,402	XenoPort, Inc. *	$480,660

		3,788,240

Professional Services—1.2%
18,024	CBIZ, Inc. *	146,535
11,254	Duff & Phelps Corp. Class A *	160,820
24,865	Hill International, Inc. *	136,758
27,860	Kelly Services, Inc. Class A	252,412
32,540	Kforce, Inc. *	203,375
49,249	Korn Ferry International *	462,940
47,052	TrueBlue, Inc. *	399,942
17,185	Watson Wyatt Worldwide, Inc.	799,102

		2,561,884

Real Estate Investment Trusts—6.4%
34,260	Acadia Realty Trust	399,814
8,277	Agree Realty Corp.	113,809
62,391	Anthracite Capital, Inc.	105,441
36,767	BioMed Realty Trust, Inc.	405,908
47,506	CAPLEASE, Inc.	76,010
11,564	Care Investment Trust, Inc.	90,430
40,642	Cedar Shopping Centers, Inc.	249,135
19,926	Corporate Office Properties Trust	525,648
34,020	Cousins Properties, Inc.	326,932
87,999	DCT Industrial Trust, Inc.	321,196
12,651	DuPont Fabros Technology, Inc.	47,188
30,274	Education Realty Trust, Inc.	140,774
15,699	Entertainment Properties Trust	355,582
34,183	Equity One, Inc.	487,108
84,341	Extra Space Storage, Inc.	684,006
59,763	FelCor Lodging Trust, Inc.	86,656
8,883	Getty Realty Corp.	184,233
40,119	Glimcher Realty Trust	74,220
44,205	Gramercy Capital Corp.	52,604
30,146	Healthcare Realty Trust, Inc.	497,710
32,552	Highwoods Properties, Inc.	734,373
16,215	Home Properties, Inc.	581,956
21,498	Kite Realty Group Trust	99,536
11,813	LTC Properties, Inc.	244,411
40,599	Maguire Properties, Inc.	84,446
70,461	Medical Properties Trust, Inc.	320,598
13,453	Mid-America Apartment Communities, Inc.	397,402
37,643	National Retail Properties, Inc.	543,188
45,986	Newcastle Investment Corp.	24,373
59,009	NorthStar Realty Finance Corp.	228,955
41,976	Omega Healthcare Investors, Inc.	614,109
8,479	One Liberty Properties, Inc.	52,146
22,610	Post Properties, Inc.	295,965
20,188	Potlatch Corp.	508,536
15,936	PS Business Parks, Inc.	683,654
13,714	Ramco-Gershenson Properties Trust	67,473
51,923	Realty Income Corp.	1,000,555
58,685	Senior Housing Properties Trust	949,523

Shares		Value
Real Estate Investment Trusts (continued)—6.4%
10,611	Urstadt Biddle Properties, Inc. Class A	$156,937
25,381	U-Store-It Trust	95,179
25,334	Washington Real Estate Investment Trust	603,203

		13,510,922

Real Estate Management & Services—0.1%
6,476	Avatar Holdings, Inc. *	168,053
5,298	Tejon Ranch Co. *	115,761

		283,814

Road & Rail—0.8%
9,970	Amerco, Inc. *	306,578
30,849	Knight Transportation, Inc.	411,526
30,388	Old Dominion Freight Line, Inc. *	762,131
14,773	Saia, Inc. *	157,923

		1,638,158

Semiconductors & Semiconductor Equipment—2.6%
12,037	Actel Corp. *	108,574
28,237	Atheros Communications, Inc. *	339,126
35,249	ATMI, Inc. *	476,214
31,505	Brooks Automation, Inc. *	143,978
20,636	Ceva, Inc. *	140,944
8,866	Cohu, Inc.	88,483
25,459	Cymer, Inc. *	519,364
28,205	Emcore Corp. *	37,231
20,028	Hittite Microwave Corp. *	513,117
24,832	IXYS Corp.	170,099
80,607	Microsemi Corp. *	677,099
17,526	Netlogic Microsystems, Inc. *	371,726
17,850	Pericom Semiconductor Corp. *	110,135
111,836	PMC — Sierra, Inc. *	544,641
24,768	Semitool, Inc. *	68,607
67,643	Silicon Storage Technology, Inc. *	138,668
77,576	Skyworks Solutions, Inc. *	335,128
5,280	Supertex, Inc. *	119,803
23,012	Tessera Technologies, Inc. *	270,621
8,983	Ultratech, Inc. *	100,610
20,504	Volterra Semiconductor Corp. *	143,528

		5,417,696

Software—5.3%
19,865	ACI Worldwide, Inc. *	337,506
45,849	Blackbaud, Inc.	510,299
14,722	Blackboard, Inc. *	374,086
20,513	Concur Technologies, Inc. *	506,466
12,901	Deltek, Inc. *	42,444
4,909	Ebix, Inc. *	100,438
16,820	EPIQ Systems, Inc. *	298,050
16,055	i2 Technologies, Inc. *	100,183
42,130	Informatica Corp. *	537,579

Shares		Value
Software (continued)—5.3%
14,242	Interactive Intelligence, Inc. *	$97,843
38,335	Jack Henry & Associates, Inc.	682,363
38,761	Micros Systems, Inc. *	558,158
23,826	Netscout Systems, Inc. *	338,806
13,510	Opnet Technologies, Inc. *	110,782
54,808	Parametric Technology Corp. *	493,272
14,782	Pegasystems, Inc.	200,592
28,205	Phoenix Technologies Ltd. *	72,769
25,019	Progress Software Corp. *	426,824
34,434	Quest Software, Inc. *	429,392
28,345	Radiant Systems, Inc. *	98,074
31,177	Smith Micro Software, Inc. *	165,238
52,888	Solera Holdings, Inc. *	1,274,071
20,520	Sourcefire, Inc. *	138,100
37,734	Sybase, Inc. *	1,030,515
27,212	Symyx Technologies *	130,618
81,612	Take-Two Interactive Software, Inc.	572,916
22,374	Taleo Corp. Class A *	188,613
35,409	THQ, Inc. *	139,866
191,136	TIBCO Software, Inc. *	1,022,577
20,060	VASCO Data Security International, Inc. *	136,007

		11,114,447

Specialty Retail—2.7%
20,871	Aaron Rents, Inc.	456,240
26,930	Aeropostale, Inc. *	568,493
40,757	Bebe Stores, Inc.	230,277
17,627	Build-A-Bear Workshop, Inc. *	74,033
9,772	Citi Trends, Inc. *	93,127
48,113	Collective Brands, Inc. *	513,366
28,806	Dress Barn, Inc. *	248,308
14,226	DSW, Inc. Class A *	141,975
44,214	Finish Line Class A	210,017
16,346	Genesco, Inc. *	251,728
27,878	Gymboree Corp. *	683,012
30,192	Hibbett Sports, Inc. *	410,913
6,427	Lumber Liquidators, Inc. *	57,007
26,871	Rent-A-Center, Inc. *	399,034
100,149	Sally Beauty Holdings, Inc. *	473,705
7,550	Systemax, Inc.	76,482
16,729	Talbots, Inc.	33,960
13,417	Tractor Supply Co. *	452,287
16,977	Tween Brands, Inc. *	45,668
21,545	Ulta Salon Cosmetics & Fragrance, Inc. *	125,607
20,848	Zumiez, Inc. *	149,063

		5,694,302

Textiles, Apparel & Luxury Goods—1.2%
9,592	Columbia Sportswear Co.	275,482
5,250	Deckers Outdoor Corp. *	274,260
15,373	Maidenform Brands, Inc. *	137,588
10,895	Movado Group, Inc.	83,674
18,739	Steven Madden Ltd. *	325,684

Shares		Value
Textiles, Apparel & Luxury Goods (continued)—1.2%
50,750	Timberland Co. Class A *	$557,743
12,438	Volcom, Inc. *	103,111
18,327	Warnaco Group, Inc. *	414,923
20,043	Wolverine World Wide, Inc.	363,580

		2,536,045

Thrifts & Mortgage Finance—1.2%
9,136	Clifton Savings Bancorp, Inc.	95,380
56,226	First Niagara Financial Group, Inc.	734,313
14,795	First Place Financial Corp.	42,462
22,737	Flushing Financial Corp.	180,077
55,659	NewAlliance Bancshares, Inc.	611,692
9,388	OceanFirst Financial Corp.	120,354
20,552	Provident New York Bancorp	195,244
18,861	United Financial Bancorp, Inc.	258,584
9,624	ViewPoint Financial Group	137,334
3,148	WSFS Financial Corp.	81,218

		2,456,658

Tobacco—0.3%
23,724	Universal Corp.	725,480

Trading Companies & Distributors—0.7%
23,919	Aircastle Ltd.	97,590
47,013	Beacon Roofing Supply, Inc. *	598,475
12,186	Houston Wire & Cable Co.	87,130
4,441	Lawson Products, Inc.	84,912
15,948	TAL International Group, Inc.	167,135
11,119	Watsco, Inc.	367,483

		1,402,725

Transportation Infrastructure—0.0%+
8,080	CAI International, Inc. *	18,180

Water Utilities—0.5%
17,239	California Water Service Group	749,897
11,657	Middlesex Water Co.	192,923
21,498	Southwest Water Co.	96,311

		1,039,131

	TOTAL COMMON STOCKS (Cost $212,821,915)	$205,643,661

SHORT TERM INVESTMENTS — 23.1%
MONEY MARKET FUNDS— 23.1%
23,781,863	AIM Short Term Investment Treasury, 0.21% (a)	23,781,863
24,881,776	AIM Short Term Investment Treasury (Collateral), 0.21% (a)	24,881,776

	TOTAL SHORT TERM INVESTMENTS (Cost 48,663,639)	$48,663,639

Shares		Value
	Total Investments (Cost $261,485,554) —120.6%	$254,307,300
	Other Liabilities in Excess of Assets—(20.6) %	(43,456,982)

	TOTAL NET ASSETS—100.0%	$210,850,318

Percentages are stated as a percent of net assets.

*	Non- Income producing security

(a)	Represents annualized seven-day yield at January 31, 2009

+	Less than 0.05%
Small Cap Bull 3X Shares
Swap Equity Contracts
January 31, 2009 (Unaudited)

	Reference	Number of	Notional	Termination	Unrealized
Counterparty	Entity	Contracts	Amount	Date	(Depreciation)

Credit Suisse Capital LLC	Russell 2000 Index	980,500	$461,404,952	5/6/2010	$(25,763,489)

Small Cap Bear 3X Shares
Schedule of Investments
January 31, 2009 (Unaudited)

Shares		Value
SHORT TERM INVESTMENTS — 84.3%
MONEY MARKET FUNDS — 84.3%
36,063,208	AIM Short Term Investment Treasury, 0.21% (a)	$36,063,208
44,122,213	AIM Short Term Investment Treasury (Collateral), 0.21% (a)	44,122,213

	TOTAL SHORT TERM INVESTMENTS (Cost $80,185,421)	$80,185,421

	Total Investments (Cost $80,185,421) — 84.3%	$80,185,421
	Other Assets in Excess of Liabilities — 15.7%	14,908,978

	TOTAL NET ASSETS—100.0%	$95,094,399

Percentages are stated as a percent of net assets.

(a)	Represents annualized seven-day yield at January 31, 2009
Small Cap Bear 3X Shares
Short Equity Swap Contracts
January 31, 2009 (Unaudited)

	Reference	Number of	Notional	Termination	Unrealized
Counterparty	Entity	Contracts	Amount	Date	Appreciation

Credit Suisse Capital LLC	Russell 2000 Index	643,400	$292,097,250	5/6/2010	$5,877,686

Developed Markets Bull 3X Shares
Schedule of Investments
January 31, 2009 (Unaudited)

Shares		Value
COMMON STOCK—89.6%
Automobiles—2.8%
2,637	Daimler AG	$73,810
981	Honda Motor Co. Ltd. ADR (Japan)	22,229
33	Toyota Motor Corp. ADR (Japan)	2,096

		98,135

Beverages—0.6%
995	Coca Cola Hellenic Bottling Co. SA ADR (Greece)	13,671
115	Diageo PLC ADR (Britain)	6,249

		19,920

Capital Markets—2.9%
939	Credit Suisse Group AG ADR (Switzerland)	23,935
113	Deutsche Bank AG	2,898
10,937	Nomura Holdings, Inc. ADR (Japan)	70,325
159	UBS AG	1,980

		99,138

Chemicals—0.5%
436	Syngenta AG ADR (Switzerland)	16,838

Commercial Banks—7.9%
9,661	Allied Irish Banks PLC ADR (Ireland)	26,471
582	Banco Bilbao Vizcaya Argentaria SA ADR (Spain)	5,407
3,653	Banco Santander SA ADR (Spain)	28,640
733	Barclays PLC ADR (Britain)	4,185
897	Governor & Co. the Bank of Ireland ADR (Ireland)	2,691
1,693	HSBC Holdings PLC ADR (Britain)	65,756
1,098	Lloyds Banking Group PLC ADR (Britain)	5,721
1,772	Mitsubishi UFJ Financial Group, Inc. ADR (Japan)	9,746
24,143	Mizuho Financial Group, Inc. ADR (Japan)	119,267
1,027	National Bank of Greece SA ADR (Greece)	3,327
122	Royal Bank of Scotland Group PLC ADR (Britain)	732

		271,943

Communications Equipment—1.9%
12,614	Alcatel-Lucent ADR (France) *	24,850
925	Nokia OYJ ADR (Finland)	11,350
3,612	Telefonaktiebolaget LM Ericsson ADR (Sweden)	28,859

		65,059

Computers & Peripherals—0.2%
801	Logitech International SA *	7,682

Shares		Value
Construction Materials—2.8%
4,054	CRH PLC ADR (Ireland)	$96,283

Consumer Finance—0.5%
845	ORIX Corp. ADR (Japan)	18,438

Diversified Financial Services—0.0%+
106	ING Groep NV ADR (Netherlands)	883

Diversified Telecommunication—7.6%
2,894	BT Group PLC ADR (Britain)	44,105
939	Deutsche Telekom AG ADR (Germany)	11,306
1,276	France Telecom SA ADR (France)	28,672
2,442	Hellenic Telecommunications Organization SA ADR (Greece)	18,510
198	Nippon Telegraph & Telephone Corp. ADR (Japan)	4,766
981	Portugal Telecom SGPS SA ADR (Portugal)	7,897
10,995	Telecom Corp. of New Zealand Ltd. ADR (New Zealand)	73,996
247	Telecom Italia SpA ADR (Italy)	2,406
366	Telecom Italia SpA ADR (Italy)	4,520
1,241	Telefonica SA ADR (Spain)	66,530

		262,708

Electrical Equipment—3.6%
9,663	ABB Ltd. ADR (Switzerland)	126,102

Electronic Equipment, Instruments—3.7%
960	FUJIFILM Holdings Corp. ADR (Japan)	20,832
2,397	Hitachi Ltd. ADR (Japan)	72,293
159	Kyocera Corp. ADR (Japan)	10,114
689	TDK Corp. ADR (Japan)	25,748

		128,987

Energy Equipment & Services—1.0%
2,273	Cie Generale de Geophysique-Veritas ADR (France) *	27,413
418	Tenaris SA ADR (Luxembourg)	8,272

		35,685

Food & Staples Retailing—1.2%
660	Delhaize Group ADR (Belgium)	42,339

Food Products—4.0%
3,807	Cadbury PLC ADR (Britain)	122,966
188	Unilever NV	4,130
503	Unilever PLC ADR (Britain)	11,026

		138,122

Health Care Equipment & Supplies—0.5%
455	Smith & Nephew PLC ADR (Britain)	16,544

Health Care Providers & Services—1.8%
1,383	Fresenius Medical Care AG & Co. KGaA ADR (Germany)	61,903

Shares		Value
Hotels Restaurants & Leisure—3.0%
3,967	Carnival Corp. (Panama)	$72,160
907	Carnival PLC ADR (Britain)	16,371
1,917	Intercontinental Hotels Group PLC ADR (Britain)	14,301

		102,832

Household Durables—2.4%
2,908	Panasonic Corp. ADR (Japan)	34,838
2,542	Sony Corp. ADR (Japan)	48,857

		83,695

Industrial Conglomerates—0.9%
258	Koninklijke Philips Electronics NV (Netherlands)	4,693
446	Siemens AG ADR (Germany)	25,003
303	Tomkins PLC ADR (Britain)	2,042

		31,738

Insurance—3.9%
3,936	Aegon NV	20,388
1,582	Allianz SE ADR (Germany)	13,178
6,000	AXA SA ADR (France)	96,600
394	Prudential PLC ADR (Britain)	3,814

		133,980

Machinery—0.4%
500	Kubota Corp. ADR (Japan)	13,540

Media—6.8%
3,546	British Sky Broadcasting Group PLC ADR (Britain)	101,309
3,723	Pearson PLC ADR (Britain)	35,406
1,764	Reed Elsevier NV ADR (Netherlands)	39,214
1,540	Reed Elsevier PLC ADR (Britain)	46,400
297	Thomson Reuters Corp.	7,244
43	Thomson Reuters PLC ADR (Britain)	5,225

		234,798

Metals & Mining—6.3%
2,488	Anglo American PLC ADR (Britain)	22,467
396	ArcelorMittal	8,938
2,859	BHP Billiton Ltd. ADR (Australia)	107,326
1,581	BHP Billiton PLC ADR (Britain)	53,485
245	Rio Tinto PLC ADR (Britain)	21,254
442	Sims Metal Management Ltd. ADR (Australia)	4,712

		218,182

Multi-Utilities—0.5%
329	National Grid PLC ADR (Britain)	15,351
90	Veolia Environnement ADR (France)	2,026

		17,377

Shares		Value
Office Electronics—0.5%
600	Canon, Inc. ADR (Japan)	$16,176

Oil, Gas & Consumable Fuels—4.3%
47	BP PLC ADR (Britain)	1,996
738	ENI SpA ADR (Italy)	31,284
779	Frontline Ltd (Bermuda)	22,209
2,154	Repsol YPF SA ADR (Spain)	38,276
173	Royal Dutch Shell PLC ADR (Netherlands) Class B	8,275
388	Royal Dutch Shell PLC ADR (Netherlands) Class A	19,101
237	StatoilHydro ASA ADR (Norway)	4,084
510	Total SA ADR (France)	25,388

		150,613

Pharmaceuticals—7.5%
1,951	AstraZeneca PLC ADR (Britain)	75,172
5,271	Elan Corp. PLC ADR (Ireland) *	38,109
427	GlaxoSmithKline PLC ADR (Britain)	15,056
231	Novartis AG ADR (Switzerland)	9,531
1,992	Novo Nordisk A/S ADR (Denmark)	105,835
534	Sanofi-Aventis SA ADR (France)	15,043

		258,746

Semiconductors & Semiconductor Equipment—6.5%
12,135	ASML Holding NV	200,713
11,304	Infineon Technologies AG ADR (Germany) *	9,721
2,559	STMicroelectronics NV	13,230

		223,664

Software—0.6%
571	SAP AG ADR (Germany)	20,202

Textiles, Apparel & Luxury Goods—0.2%
460	Luxottica Group SpA ADR (Italy)	6,541

Tobacco—0.7%
428	British American Tobacco PLC ADR (Britain)	23,583

Wireless Telecommunication Services—1.6%
3,557	Hutchison Telecommunications International Ltd. ADR (Hong Kong) *	13,303
170	Millicom International Cellular SA *	6,657
1,819	NTT DoCoMo, Inc. ADR (Japan)	31,324
272	Vodafone Group PLC ADR (Britain)	5,056

		56,340

	TOTAL COMMON STOCK (Cost $3,579,344)	3,098,716

INVESTMENT COMPANY—6.7%
77	iPath Dow Jones-AIG Commodity Index Total Return ETN	2,571
696	iPath GSCI Total Return Index ETN	17,560
6,649	iShares MSCI Germany Index Fund	103,060
13,058	iShares MSCI Japan Index Fund	110,079

Shares		Value
	TOTAL INVESTMENT COMPANY (Cost $270,577)	$233,270

SHORT TERM INVESTMENTS — 21.8%
MONEY MARKET FUNDS—21.8%
55,309	AIM Short Term Investment Treasury, 0.21% (a)	55,309
700,000	AIM Short Term Investment Treasury (Collateral), 0.21% (a)	700,000

	TOTAL SHORT TERM INVESTMENTS (Cost $755,309)	$755,309

	Total Investments (Cost $4,605,230) — 118.1%	4,087,295
	Other Liabilities in excess of Assets— (18.1)%	(627,769)

	TOTAL NET ASSETS—100.0%	$3,459,526

Percentages are stated as a percent of net assets.

*	Non- Income producing security.

(a)	Represents annualized seven-day yield at January 31, 2009

+	Less than 0.05%
Developed Markets Bull 3X Shares
Swap Equity Contracts
January 31, 2009 (Unaudited)

	Reference	Number of	Notional	Termination	Unrealized
Counterparty	Entity	Contracts	Amount	Date	(Depreciation)

Credit Suisse Capital LLC	iShares MSCI EAFE Index	185,800	$7,987,371	5/6/2010	$(652,652)

Developed Markets Bear 3X Shares
Schedule of Investments
January 31, 2009 (Unaudited)

Shares		Value
SHORT TERM INVESTMENTS — 80.1%
MONEY MARKET FUNDS — 80.1%
3,342,952	AIM Short Term Investment Treasury, 0.21% (a)	$3,342,952
3,340,000	AIM Short Term Investment Treasury (Collateral), 0.21% (a)	3,340,000

	TOTAL SHORT TERM INVESTMENTS (Cost $6,682,952)	$6,682,952

	Total Investments (Cost $6,682,952) — 80.1%	$6,682,952
	Other Assets in Excess of Liabilities — 19.9%	1,656,812

	TOTAL NET ASSETS—100.0%	$8,339,764

Percentages are stated as a percent of net assets.

(a)	Represents annualized seven-day yield at January 31, 2009
Developed Markets Bear 3X Shares
Short Equity Swap Contracts
January 31, 2009 (Unaudited)

	Reference	Number of	Notional	Termination	Unrealized
Counterparty	Entity	Contracts	Amount	Date	Appreciation

Credit Suisse Capital LLC	iShares MSCI EAFE Index	647,200	$25,714,016	5/6/2010	$361,751

Emerging Markets Bull 3X Shares
Schedule of Investments
January 31, 2009 (Unaudited)

Shares			Value
COMMON STOCK—89.8%
Aerospace & Defense—0.2%
	230	Elbit Systems Ltd. (Israel)	$10,249
	1,201	Empresa Brasileira de Aeronautica SA ADR (Brazil)	18,099

			28,348

Airlines—0.3%
	1,732	Gol Linhas Aereas Inteligentes SA ADR (Brazil)	7,448
	2,422	Lan Airlines SA ADR (Chile)	20,126
	2,681	Tam SA ADR (Brazil) *	19,625

			47,199

Beverages—2.1%
	277	Cia Cervecerias Unidas SA ADR (Chile)	7,978
	5,885	Cia de Bebidas das Americas ADR (Brazil)	240,049
	197	Coca-Cola Femsa SAB de CV ADR (Mexico)	7,443
	1,782	Fomento Economico Mexicano SAB de CV ADR (Mexico)	50,163

			305,633

Chemicals—0.8%
	4,212	Braskem SA ADR (Brazil)	20,807
	170	Sinopec Shanghai Petrochemical Co. Ltd. ADR (China)	3,891
	3,308	Sociedad Quimica y Minera de Chile SA ADR (Chile)	89,647

			114,345

Commercial Banks—11.0%
	53,842	Banco Bradesco SA ADR (Brazil) *	481,886
	10,247	Banco Itau Holding Financeira SA ADR (Brazil) *	102,880
	393	Banco Macro SA ADR (Argentina)	4,115
	1,806	Banco Santander Chile ADR (Chile)	63,896
	542	BanColombia SA ADR (Colombia)	11,344
	591	Credicorp Ltd.	24,408
	3,141	HDFC Bank Ltd. ADR (India)	181,110
	14,217	ICICI Bank Ltd. ADR (India)	234,296
	6,076	Shinhan Financial Group Co. Ltd. ADR (South Korea) *	242,250
	3,520	Unibanco — Uniao de Bancos Brasileiros SA ADR (Brazil) *	198,106
	2,779	Woori Finance Holdings Co. Ltd. ADR (South Korea) *	46,298

			1,590,589

Communications Equipment—0.1%
	478	Nice Systems Ltd. ADR (Israel) *	9,173

Construction & Engineering—0.0%+
	839	Empresas ICA SAB de CV ADR (Mexico) *	5,605

Shares			Value
Construction Materials—0.2%
	4,479	Cemex SAB de CV ADR (Mexico)	$34,891

Diversified Telecommunication—7.7%
	3,032	Brasil Telecom Participacoes SA ADR (Brazil)	98,085
	300	Brasil Telecom SA ADR (Brazil)	4,569
	4,662	China Telecom Corp. Ltd. ADR (China)	168,438
	21,727	China Unicom Hong Kong Ltd. ADR (Hong Kong)	199,671
	19,426	Chunghwa Telecom Co. Ltd. ADR (Taiwan)	292,166
	448	Indosat Tbk PT ADR (Indonesia)	10,694
	2,407	KT Corp. ADR (South Korea) *	34,011
	777	Magyar Telekom Telecommunications Plc ADR (Hungary)	9,518
	1,204	Nortel Inversora SA ADR (Argentina) *	5,418
	1,510	Rostelecom ADR (Russia)	75,515
	223	Tata Communications Ltd. ADR (India)	4,012
	2,115	Tele Norte Leste Participacoes SA ADR (Brazil)	26,015
	682	Telecom Argentina SA ADR (Argentina) *	5,661
	2,490	Telefonos de Mexico SAB de CV ADR (Mexico)	44,098
	2,019	Telekomunikasi Indonesia Tbk PT ADR (Indonesia)	44,236
	611	Telkom SA Ltd. ADR (South Africa)	27,269
	2,698	Telmex Internacional SAB de CV ADR (Mexico)	25,658
	6,464	Vimpel-Communications ADR (Russia)	39,366

			1,114,400

Electric Utilities—3.7%
	1,641	Centrais Eletricas Brasileiras SA ADR (Brazil)	17,050
	1,901	Centrais Eletricas Brasileiras SA ADR (Brazil)	21,253
	10,457	Cia Energetica de Minas Gerais ADR (Brazil)	142,111
	3,713	Cia Paranaense de Energia ADR (Brazil)	34,308
	342	CPFL Energia SA ADR (Brazil)	13,157
	10,157	Enersis SA ADR (Chile)	145,753
	15,720	Korea Electric Power Corp. ADR (South Korea) *	156,256

			529,888

Electronic Equipment, Instruments—1.9%
	22,281	AU Optronics Corp. ADR (Taiwan) *	157,750
	11,881	LG Display Co. Ltd. ADR (South Korea) *	113,107

			270,857

Energy Equipment & Services—1.1%
	8,345	Tenaris SA ADR (Luxembourg)	165,148

Food & Staples Retailing—0.3%
	1,508	Cia Brasileira de Distribuicao Grupo Pao de Acucar ADR (Brazil)	38,680
	219	Distribucion y Servicio D&S SA ADR (Chile)	5,278

			43,958

Food Products—0.5%
	2,094	Perdigao SA ADR (Brazil) *	56,810
	1,289	Sadia SA ADR (Brazil)	5,427
	191	Wimm-Bill-Dann Foods OJSC ADR (Russia) *	4,632

			66,869

Shares			Value
Household Durables—0.1%
	268	Desarrolladora Homex SAB de CV ADR (Mexico) *	$5,111
	609	Gafisa SA ADR (Brazil)	6,035

			11,146

Independent Power Producers & Energy Traders—1.2%
	4,256	Empresa Nacional de Electricidad SA/Chile ADR (Chile)	159,089
	501	Huaneng Power International, Inc. ADR (China)	14,289

			173,378

Insurance—4.0%
	14,505	China Life Insurance Co. Ltd. ADR (China)	574,108

IT Services—3.5%
	17,311	Infosys Technologies Ltd. ADR (India)	459,780
	7,006	Wipro Ltd. ADR (India)	48,622

			508,402

Machinery—0.0%+
	1,429	Tata Motors Ltd. ADR (India)	5,773

Media—0.6%
	340	Central European Media Enterprises Ltd. (Bermuda) *	3,352
	4,137	Grupo Televisa SA ADR (Mexico)	57,877
	2,939	NET Servicos de Comunicacao SA ADR (Brazil)	18,721

			79,950

Metals & Mining—12.8%
	4,104	Aluminum Corp. of China Ltd. ADR (China) *	45,965
	1,578	AngloGold Ashanti Ltd. ADR (South Africa)	45,273
	1,104	Cia de Minas Buenaventura SA ADR (Peru)	20,799
	11,671	Cia Siderurgica Nacional SA ADR (Brazil)	176,232
	32,635	Cia Vale do Rio Doce ADR (Brazil)	460,480
	35,242	Cia Vale do Rio Doce ADR Class A (Brazil)	427,838
	4,793	Gerdau SA ADR (Brazil)	30,579
	3,906	Gold Fields Ltd. ADR (South Africa)	41,052
	1,994	Harmony Gold Mining Co. Ltd. ADR (South Africa)	23,529
	6,182	Mechel ADR (Russia)	21,019
	7,723	POSCO ADR (South Korea)	490,565
	2,212	Southern Copper Corp.	30,835
	7,312	Sterlite Industries India Ltd. ADR (India)	39,119

			1,853,285

Oil, Gas & Consumable Fuels—13.4%
	5,258	China Petroleum & Chemical Corp. ADR (China)	284,247
	1,129	CNOOC Ltd. ADR (Hong Kong)	97,139
	2,575	Petrobras Energia Participaciones SA ADR (Argentina)	17,510
	1,530	PetroChina Co. Ltd. ADR (China) *	112,868
	19,162	Petroleo Brasileiro SA ADR (Brazil)	502,044
	35,635	Petroleo Brasileiro SA ADR Preference Shares (Brazil)	771,854
	4,515	Sasol Ltd. ADR (South Africa)	119,873

Shares			Value
Oil, Gas & Consumable Fuels (continued)—13.4%
	4,528	Yanzhou Coal Mining Co. Ltd. ADR (China)	$29,432

			1,934,967

Paper & Forest Products—0.3%
	2,261	Aracruz Celulose SA ADR (Brazil)	18,970
	2,674	Sappi Ltd. ADR (South Africa)	8,477
	3,809	Votorantim Celulose e Papel SA ADR (Brazil) *	22,092

			49,539

Pharmaceuticals—2.0%
	822	Dr. Reddy’s Laboratories Ltd. ADR (India)	7,439
	6,623	Teva Pharmaceutical Industries Ltd. ADR (Israel)	274,523

			281,962

Real Estate Management &Services—3.6%
	78,377	E-House China Holdings Ltd. ADR (China) *	519,640

Road & Rail—0.0%+
	222	Guangshen Railway Co. Ltd. ADR (China)	3,532

Semiconductors & Semiconductor Equipment—8.4%
	28,674	Advanced Semiconductor Engineering, Inc. ADR (Taiwan)	45,878
	22,115	Siliconware Precision Industries Co. ADR (Taiwan)	91,335
	128,477	Taiwan Semiconductor Manufacturing Co. Ltd. ADR (Taiwan)	968,717
	59,781	United Microelectronics Corp. ADR (Taiwan)	108,204

			1,214,134

Software—0.3%
	1,616	Check Point Software Technologies *	36,635

Specialty Retail—0.4%
	2,496	Ultrapar Participacoes SA ADR (Brazil)	57,658

Transportation Infrastructure—0.0%+
	385	Grupo Aeroportuario del Pacifico SAB de CV ADR (Mexico)	7,200

Water Utilities—0.1%
	530	Cia de Saneamento Basico do Estado de Sao Paulo ADR (Brazil) *	11,490

Wireless Telecommunication Services—9.1%
	7,275	America Movil SAB de CV ADR (Mexico)	207,409
	411	Cellcom Israel Ltd.	8,705
	18,706	China Mobile Ltd. ADR (Hong Kong)	841,208
	2,165	Mobile Telesystems OJSC ADR (Russia)	46,115
	768	Partner Communications ADR (Israel)	11,866
	447	Philippine Long Distance Telephone Co. ADR (Philippines)	19,780
	3,360	SK Telecom Co. Ltd. ADR (South Korea)	54,936
	393	Tim Participacoes SA ADR (Brazil)	5,530
	8,169	Turkcell Iletisim Hizmet AS ADR (Turkey)	107,586
	732	Vivo Participacoes SA ADR (Brazil) *	10,380

			1,313,515

Shares		Value
	TOTAL COMMON STOCK (Cost $13,376,083)	$12,963,217

INVESTMENT COMPANY—5.8%
13,154	iShares MSCI South Korea Index Fund	348,976
71,367	iShares MSCI Taiwan Index Fund	486,009

	TOTAL INVESTMENT COMPANY (Cost $870,926)	$834,985

SHORT TERM INVESTMENTS — 9.2%
MONEY MARKET FUNDS—9.2%
201,670	AIM Short Term Investment Treasury, 0.21% (a)	201,670
1,126,238	AIM Short Term Investment Treasury (Collateral), 0.21% (a)	1,126,237

	TOTAL SHORT TERM INVESTMENTS (Cost $1,327,907)	$1,327,907

	Total Investments (Cost $15,574,917)—104.7%	$15,126,109
	Other Liabilities in excess of Assets— (4.7)%	(683,113)

	TOTAL NET ASSETS—100.0%	$14,442,996

Percentages are stated as a percent of net assets

*	Non income producing security.

(a)	Represents annualized seven-day yield at January 31, 2009

+	Less than 0.05%
Emerging Markets Bull 3X Shares
Swap Equity Contracts
January 31, 2009 (Unaudited)

	Reference	Number of	Notional	Termination	Unrealized
Counterparty	Entity	Contracts	Amount	Date	(Depreciation)

Credit Suisse Capital LLC	iShares MSCI Emerging Market Index	1,310,700	$30,343,122	5/6/2010	$(520,823)

Emerging Markets Bear 3X Shares
Schedule of Investments
January 31, 2009 (Unaudited)

Shares		Value
SHORT TERM INVESTMENTS — 89.0%
MONEY MARKET FUNDS — 89.0%
7,587,413	AIM Short Term Investment Treasury, 0.21% (a)	$7,587,413
9,120,000	AIM Short Term Investment Treasury (Collateral), 0.21% (a)	9,120,000

	TOTAL SHORT TERM INVESTMENTS (Cost $16,707,413)	$16,707,413

	Total Investments (Cost $16,707,413) — 89.0%	$16,707,413
	Other Assets in Excess of Liabilities — 11.0%	2,057,404

	TOTAL NET ASSETS—100.0%	$18,764,817

Percentages are stated as a percent of net assets.

(a)	Represents annualized seven-day yield at January 31, 2009
Emerging Markets Bear 3X Shares
Short Equity Swap Contracts
January 31, 2009 (Unaudited)

	Reference	Number of	Notional	Termination	Unrealized
Counterparty	Entity	Contracts	Amount	Date	Depreciation

Credit Suisse Capital LLC	iShares MSCI Emerging Market Index	2,489,230	$56,420,835	5/6/2010	$(286,276)

Energy Bull 3X Shares
Schedule of Investments
January 31, 2009 (Unaudited)

Shares		Value
COMMON STOCKS—93.2%
	Energy Equipment & Services—15.7%
4,864	Atwood Oceanics, Inc. *	$80,986
54,199	Baker Hughes, Inc.	1,805,910
52,257	BJ Services Co.	574,827
38,620	Cameron International Corp. *	894,439
12,185	Diamond Offshore Drilling, Inc.	764,731
15,228	Dresser-Rand Group, Inc. *	296,641
25,641	ENSCO International, Inc.	701,538
11,541	Exterran Holdings, Inc. *	255,749
11,322	FMC Technologies, Inc. *	335,018
19,653	Global Industries Ltd. *	67,803
77,150	Halliburton Co.	1,330,838
8,262	Helix Energy Solutions Group, Inc. *	42,549
9,019	Helmerich & Payne, Inc.	202,567
7,871	Hercules Offshore, Inc. *	29,280
10,934	Key Energy Services, Inc. *	37,285
24,871	Nabors Industries Ltd. *	272,337
36,731	National Oilwell Varco, Inc. *	971,168
47,098	Noble Corp.	1,278,711
4,828	Oceaneering International, Inc. *	166,373
8,780	Oil States International, Inc. *	160,762
13,752	Patterson-UTI Energy, Inc.	131,469
14,713	Pride International, Inc. *	237,174
9,978	Rowan Cos., Inc. *	126,321
95,236	Schlumberger Ltd.	3,886,580
3,661	SEACOR Holdings, Inc. *	238,111
19,111	Smith International, Inc.	433,820
7,109	Superior Energy Services, Inc. *	110,758
13,186	Tetra Technologies, Inc. *	68,435
4,124	Unit Corp. *	102,853
60,525	Weatherford International Ltd. *	667,591

		16,272,624

	Gas Utilities—0.8%
23,271	Equitable Resources, Inc. *	796,566

	Independent Power Producers & Energy Traders—1.3%
42,437	Dynegy, Inc. *	89,542
41,548	NRG Energy, Inc. *	970,561
61,975	Reliant Energy, Inc. *	315,453

		1,375,556

	Oil, Gas & Consumable Fuels—75.4%
6,164	Alpha Natural Resources, Inc. *	100,596
82,107	Anadarko Petroleum Corp.	3,016,611
59,202	Apache Corp.	4,440,150
26,006	Arch Coal, Inc.	395,031
9,321	Cabot Oil & Gas Corp.	256,234
51,475	Chesapeake Energy Corp.	813,820
165,160	Chevron Corp.	11,647,083

Shares		Value
Oil, Gas & Consumable Fuels (continued)—75.4%
14,472	Cimarex Energy Co.	$359,484
4,827	CNX Gas Corp. *	124,923
101,801	ConocoPhillips	4,838,602
23,040	Consol Energy, Inc.	628,070
2,599	Continental Resources, Inc. *	53,721
22,183	Denbury Resources, Inc. *	271,520
63,167	Devon Energy Corp.	3,891,087
124,165	El Paso Corp.	1,015,670
4,714	Encore Acquisition Co. *	128,127
28,245	EOG Resources, Inc.	1,914,164
263,014	Exxon Mobil Corp.	20,115,312
8,507	Forest Oil Corp. *	127,605
4,022	Foundation Coal Holdings, Inc.	65,237
8,982	Frontier Oil Corp.	128,263
49,535	Hess Corp.	2,754,641
3,725	Holly Corp.	87,053
124,554	Marathon Oil Corp.	3,391,605
7,698	Mariner Energy, Inc. *	76,210
7,647	Massey Energy Co.	116,081
33,369	Murphy Oil Corp.	1,474,242
11,619	Newfield Exploration Co. *	222,969
23,206	Noble Energy, Inc.	1,135,470
89,066	Occidental Petroleum Corp.	4,858,550
7,020	Patriot Coal Corp. *	36,013
23,845	Peabody Energy Corp.	596,125
22,076	PetroHawk Energy Corp. *	435,118
10,665	Pioneer Natural Resources Co.	156,136
9,525	Plains Exploration & Production Co. *	201,168
9,755	Quicksilver Resources, Inc. *	67,602
13,637	Range Resources Corp.	488,750
9,343	SandRidge Energy, Inc. *	62,224
30,090	Southwestern Energy Co. *	952,349
10,978	St. Mary Land & Exploration Co.	212,424
20,046	Sunoco, Inc.	928,531
23,551	Tesoro Corp.	405,784
45,373	Valero Energy Corp.	1,094,397
5,294	W&T Offshore, Inc.	66,546
3,758	Whiting Petroleum Corp. *	108,982
102,503	Williams Cos, Inc.	1,450,417
70,363	XTO Energy, Inc.	2,609,764

		78,320,461

	TOTAL COMMON STOCKS (Cost $94,408,969)	$96,765,207

SHORT TERM INVESTMENTS — 19.9%
MONEY MARKET FUNDS—19.9%
19,852,655	AIM Short Term Investment Treasury, 0.21% (a)	19,852,655
863,000	AIM Short Term Investment Treasury (Collateral), 0.21% (a)	863,000

	TOTAL SHORT TERM INVESTMENTS (Cost $20,715,655)	$20,715,655

	Total Investments (Cost $115,124,624)—113.1%	$117,480,862
	Other Liabilities in Excess of Assets — (13.1) %	(13,632,100)

	TOTAL NET ASSETS—100.0%	$103,848,762

Percentages are stated as a percent of net assets.

*	Non- Income producing security.

(a)	Represents annualized seven-day yield at January 31, 2009
Energy Bull 3X Shares
Swap Equity Contracts
January 31, 2009 (Unaudited)

	Reference	Number of	Notional	Termination	Unrealized
Counterparty	Entity	Contracts	Amount	Date	(Depreciation)

Credit Suisse Capital LLC	Russell 1000 Energy Index	394,200	$217,691,767	5/6/2010	$(2,613,900)

Energy Bear 3X Shares
Schedule of Investments
January 31, 2009 (Unaudited)

Shares		Value
SHORT TERM INVESTMENTS — 96.9%
MONEY MARKET FUNDS — 96.9%
11,247,409	AIM Short Term Investment Treasury, 0.21% (a)	$11,247,409
15,217,480	AIM Short Term Investment Treasury (Collateral), 0.21% (a)	15,217,480

	TOTAL SHORT TERM INVESTMENTS (Cost $26,464,889)	$26,464,889

	Total Investments (Cost $26,464,889) — 96.9%	$26,464,889
	Other Assets in Excess of Liabilities — 3.1%	856,703

	TOTAL NET ASSETS—100.0%	$27,321,592

Percentages are stated as a percent of net assets.

(a)	Represents annualized seven-day yield at January 31, 2009
Energy Bear 3X Shares
Short Equity Swap Contracts
January 31, 2009 (Unaudited)

	Reference	Number of	Notional	Termination	Unrealized
Counterparty	Entity	Contracts	Amount	Date	Appreciation

Credit Suisse Capital LLC	Russell 1000 Energy Index	149,700	$82,488,296	5/6/2010	$808,839

Financial Bull 3X Shares
Schedule of Investments
January 31, 2009 (Unaudited)

Shares		Value
COMMON STOCK — 93.2%
Capital Markets—15.8%
12,983	Affiliated Managers Group, Inc. *	$521,787
56,671	Allied Capital Corp.	88,407
64,348	American Capital Ltd.	184,035
70,454	Ameriprise Financial, Inc.	1,419,648
362,755	Bank of New York Mellon Corp.	9,337,313
5,529	BlackRock, Inc.	601,555
296,326	Charles Schwab Corp.	4,027,070
133,351	E*Trade Financial Corp. *	152,020
32,496	Eaton Vance Corp.	621,973
27,676	Federated Investors, Inc.	540,236
48,876	Franklin Resources, Inc.	2,366,576
15,564	GLG Partners, Inc.	31,906
140,238	Goldman Sachs Group, Inc.	11,321,413
122,959	Invesco Ltd.	1,449,687
13,867	Investment Technology Group, Inc. *	300,637
51,629	Janus Capital Group, Inc.	271,052
39,908	Jefferies Group, Inc.	460,538
23,978	Lazard Ltd.	635,417
44,133	Legg Mason, Inc.	708,776
30,887	MF Global Ltd. *	83,395
332,148	Morgan Stanley	6,719,354
69,815	Northern Trust Corp.	4,015,759
30,305	Raymond James Financial, Inc.	560,946
42,706	SEI Investments Co.	541,085
135,317	State Street Corp.	3,148,827
82,362	T Rowe Price Group, Inc.	2,271,544
77,100	TD Ameritrade Holding Corp. *	866,604
27,489	Waddell & Reed Financial, Inc.	388,145

		53,635,705

Commercial Banks—16.3%
40,399	Associated Banc-Corp	632,244
26,122	Bancorpsouth, Inc.	493,706
15,201	Bank of Hawaii Corp.	545,260
173,428	BB&T Corp.	3,432,140
7,058	BOK Financial Corp.	263,263
61,652	CapitalSource, Inc.	224,413
12,706	City National Corp.	439,755
47,728	Comerica, Inc.	795,148
19,654	Commerce Bancshares, Inc.	686,907
18,643	Cullen/Frost Bankers, Inc.	816,004
159,364	Fifth Third Bancorp	380,880
1,916	First Citizens BancShares, Inc.	267,972
65,162	First Horizon National Corp.	620,342
55,184	Fulton Financial Corp.	387,392
116,141	Huntington Bancshares, Inc.	334,486
156,112	Keycorp	1,136,495

Shares		Value
Commercial Banks (continued)—16.3%
20,848	M&T Bank Corp.	$811,196
82,201	Marshall & Ilsley Corp.	469,368
134,995	PNC Financial Services Group, Inc.	4,390,037
89,125	Popular, Inc.	244,203
220,354	Regions Financial Corp.	762,425
112,052	SunTrust Banks, Inc.	1,373,758
89,087	Synovus Financial Corp.	352,785
40,114	TCF Financial Corp.	497,012
552,010	US Bancorp	8,191,828
42,435	Valley National Bancorp	552,504
16,647	Webster Financial Corp.	69,584
1,338,251	Wells Fargo & Co.	25,292,945
21,358	Whitney Holding Corp.	277,440
21,341	Wilmington Trust Corp.	292,158
36,568	Zions Bancorporation	545,595

		55,579,245

Consumer Finance—3.0%
319,256	American Express Co.
41,675	AmeriCredit Corp. *	5,341,153
118,990	Capital One Financial Corp.	196,289
152,014	Discover Financial Services	1,884,802
148,055	SLM Corp. *	1,086,900
1,250	Student Loan Corp.	1,695,230
		58,675

		10,263,049

Diversified Financial Services—17.6%
2,007,904	Bank of America Corp.	13,212,008
123,274	CIT Group, Inc.	343,934
1,726,581	Citigroup, Inc.	6,129,363
21,266	CME Group, Inc.	3,698,370
22,380	IntercontinentalExchange, Inc. *	1,274,093
1,174,678	JPMorgan Chase & Co.	29,966,037
56,310	Leucadia National Corp.	896,455
62,472	Moody’s Corp.	1,338,150
13,957	MSCI, Inc. *	242,294
42,872	NASDAQ OMX Group, Inc.*	935,467
84,043	NYSE Euronext	1,848,946

		59,885,117

Insurance—19.8%
150,750	Aflac, Inc.	3,498,908
1,616	Alleghany Corp.	440,247
15,492	Allied World Assurance Co. Holdings Ltd.	584,048
174,674	Allstate Corp.	3,785,185
24,957	American Financial Group, Inc.	423,770
736,756	American International Group, Inc.	943,048
4,988	American National Insurance Co.	278,580
88,061	AON Corp.	3,262,660
14,584	Arch Capital Group Ltd. *	877,228
29,431	Arthur J Gallagher & Co.	693,689
37,495	Assurant, Inc.	989,868

Shares		Value
Insurance (continued)—19.8%
47,176	Axis Capital Holdings Ltd.	$1,144,490
36,686	Brown & Brown, Inc.	701,803
115,912	Chubb Corp.	4,935,532
46,209	Cincinnati Financial Corp.	1,013,363
8,702	CNA Financial Corp.	101,204
58,562	Conseco, Inc. *	136,449
15,703	Endurance Specialty Holdings Ltd.	428,064
10,137	Erie Indemnity Co.	359,357
19,641	Everest Re Group Ltd.	1,237,383
67,838	Fidelity National Financial, Inc.	991,792
29,338	First American Corp.	640,742
16,300	Hanover Insurance Group, Inc.	658,846
99,809	Hartford Financial Services Group, Inc.	1,313,486
36,567	HCC Insurance Holdings, Inc.	856,033
82,236	Lincoln National Corp.	1,244,231
99,560	Loews Corp.	2,429,264
3,151	Markel Corp. *	850,865
162,244	Marsh & McLennan Cos, Inc.	3,136,177
67,800	MBIA, Inc.	261,708
8,435	Mercury General Corp.	326,772
160,070	MetLife, Inc.	4,598,810
73,106	Old Republic International Corp.	754,454
7,666	OneBeacon Insurance Group Ltd.	64,778
17,214	PartnerRe Ltd.	1,128,033
82,108	Principal Financial Group, Inc.	1,362,172
214,868	Progressive Corp.	2,610,646
22,142	Protective Life Corp.	183,336
137,583	Prudential Financial, Inc.	3,542,762
21,782	Reinsurance Group of America, Inc.	776,093
19,421	RenaissanceRe Holdings Ltd.	867,924
15,528	StanCorp Financial Group, Inc.	400,933
26,968	Torchmark Corp.	809,040
8,551	Transatlantic Holdings, Inc.	274,915
191,778	Travelers Cos, Inc.	7,410,301
13,058	Unitrin, Inc.	166,620
109,843	Unum Group	1,555,377
424	Wesco Financial Corp.	127,883
2,806	White Mountains Insurance Group Ltd.	677,649
45,470	WR Berkley Corp.	1,204,046
104,916	XL Capital Ltd.	304,256

		67,364,820

IT Services—6.9%
21,337	Alliance Data Systems Corp. *	887,406
164,413	Automatic Data Processing, Inc.	5,973,124
44,421	Broadridge Financial Solutions, Inc.	599,239
12,886	DST Systems, Inc. *	409,388
61,880	Fidelity National Information Services, Inc.	984,511
51,991	Fiserv, Inc. *	1,650,714
19,346	Genpact Ltd. *	158,444
25,228	Global Payments, Inc.	875,664
30,940	Lender Processing Services, Inc.	801,965
23,049	Mastercard, Inc.	3,129,593
28,477	Metavante Technologies, Inc. *	413,201

Shares		Value
IT Services (continued)—6.9%
51,853	Total System Services, Inc.	$656,459
141,975	Visa, Inc., FST	7,006,467

		23,546,175

Media—0.1%
5,117	Morningstar, Inc. *	177,406

Professional Services—0.7%
17,700	Dun & Bradstreet Corp.	1,345,200
41,077	Equifax, Inc.	1,015,423

		2,360,623

Real Estate Investment Trusts—10.5%
10,174	Alexandria Real Estate Equities, Inc.	603,725
31,073	AMB Property Corp.	500,897
170,531	Annaly Capital Management, Inc.	2,581,839
28,462	Apartment Investment & Management Co.	253,027
24,412	AvalonBay Communities, Inc.	1,264,786
37,962	Boston Properties, Inc.	1,643,755
27,783	Brandywine Realty Trust	165,865
15,271	BRE Properties, Inc.	387,731
16,856	Camden Property Trust	444,324
21,033	CBL & Associates Properties, Inc.	85,604
37,988	Developers Diversified Realty Corp.	182,342
22,811	Digital Realty Trust, Inc.	727,671
38,464	Douglas Emmett, Inc.	357,715
46,521	Duke Realty Corp.	428,458
85,788	Equity Residential	2,052,907
8,096	Essex Property Trust, Inc.	534,741
18,644	Federal Realty Investment Trust	943,946
83,720	General Growth Properties, Inc.	54,418
79,809	HCP, Inc.	1,862,742
32,263	Health Care REIT, Inc.	1,219,864
29,794	Hospitality Properties Trust	399,835
165,620	Host Hotels & Resorts, Inc.	891,036
71,498	HRPT Properties Trust	227,364
42,626	iStar Financial, Inc.	44,757
10,379	Kilroy Realty Corp.	237,264
68,392	Kimco Realty Corp.	983,477
31,130	Liberty Property Trust	622,600
23,705	Macerich Co.	349,412
20,832	Mack-Cali Realty Corp.	423,306
32,444	Nationwide Health Properties, Inc.	828,295
54,266	Plum Creek Timber Co., Inc.	1,669,765
83,140	ProLogis	832,231
40,126	Public Storage	2,482,596
24,876	Rayonier, Inc.	732,349
22,177	Regency Centers Corp.	782,848
71,280	Simon Property Group, Inc.	3,063,613
18,512	SL Green Realty Corp.	290,824
16,749	Taubman Centers, Inc.	332,468
43,189	UDR, Inc.	506,607

Shares		Value
Real Estate Investment Trusts (continued)—10.5%
41,588	Ventas, Inc.	$1,159,058
43,159	Vornado Realty Trust	2,192,909
23,589	Weingarten Realty Investors	381,906

		35,730,877

Real Estate Management & Services—0.4%
68,618	CB Richard Ellis Group, Inc. *	247,025
23,538	Forest City Enterprises, Inc. *	159,117
10,942	Jones Lang LaSalle, Inc.	258,341
29,325	St. Joe Co. *	705,266

		1,369,749

Software—0.2%
13,542	Factset Research Systems, Inc.	538,972

Thrifts & Mortgage Finance—1.9%
26,691	Astoria Financial Corp.	242,354
6,976	Capitol Federal Financial	288,806
164,639	Hudson City Bancorp, Inc.	1,909,812
39,663	MGIC Investment Corp.	109,470
108,724	New York Community Bancorp, Inc.	1,440,593
109,724	People’s United Financial, Inc.	1,795,085
26,933	TFS Financial Corp.	346,358
1,948	Tree.com, Inc. *	7,734
27,842	Washington Federal, Inc.	341,900

		6,482,112

	TOTAL COMMON STOCKS (Cost $343,683,013)	$316,933,850

Money Market Fund—12.6%
41,949,503	AIM Short Term Investment Treasury, 0.21% (a)	41,949,503
1,027,198	AIM Short Term Investment Treasury (Collateral), 0.21% (a)	1,027,198

	TOTAL SHORT TERM INVESTMENTS (Cost 42,976,701)	$42,976,701

	Total Investments (Cost $386,659,714) — 105.8%	$359,910,551
	Other Liabilities in Excess of Assets—(5.8) %	(19,861,701)

	TOTAL NET ASSETS—100.0%	$340,048,850

Percentages are stated as a percent of net assets.

*	Non- Income producing security.

(a)	Represents annualized seven-day yield at January 31, 2009

Financial Bull 3X Shares
Swap Equity Contracts
January 31, 2009 (Unaudited)

	Reference	Number of	Notional	Termination	Unrealized
Counterparty	Entity	Contracts	Amount	Date	(Depreciation)

Credit Suisse Capital LLC	Russell 1000 Financial Services Index	1,407,850	$746,960,705	5/6/2010	$(37,521,028)

Financial Bear 3X Shares
Schedule of Investments
January 31, 2009 (Unaudited)

Shares		Value
SHORT TERM INVESTMENTS — 95.7%
MONEY MARKET FUNDS — 95.7%
43,710,909	AIM Short Term Investment Treasury, 0.21% (a)	$43,710,909
130,888,312	AIM Short Term Investment Treasury (Collateral), 0.21% (a)	130,888,312

	TOTAL SHORT TERM INVESTMENTS (Cost $174,599,221)	$174,599,221

	Total Investments (Cost $174,599,221) — 95.7%	$174,599,221
	Other Assets in Excess of Liabilities — 4.3%	7,878,664

	TOTAL NET ASSETS—100.0%	$182,477,885

Percentages are stated as a percent of net assets.

(a)	Represents annualized seven-day yield at January 31, 2009
Financial Bear 3X Shares
Short Equity Swap Contracts
January 31, 2009 (Unaudited)

	Reference	Number of	Notional	Termination	Unrealized
Counterparty	Entity	Contracts	Amount	Date	Depreciation

Credit Suisse Capital LLC	Russell 1000 Financial Services Index	1,090,350	$545,695,343	5/6/2010	$(4,814,318)

Technology Bull 3X Shares
Schedule of Investments
January 31, 2009 (Unaudited)

Shares		Value
COMMON STOCKS— 89.0%
Aerospace & Defense—2.3%
2,768	General Dynamics Corp.	$157,029
853	L-3 Communications Holdings, Inc.	67,404

		224,433

Communications Equipment—13.9%
1,639	ADC Telecommunications, Inc. *	8,310
2,529	Brocade Communications Systems, Inc. *	9,635
1,230	Ciena Corp. *	7,675
34,781	Cisco Systems, Inc. *	520,672
962	CommScope, Inc. *	13,872
10,875	Corning, Inc.	109,946
290	EchoStar Corp. *	4,367
568	F5 Networks, Inc. *	12,593
937	Harris Corp.	40,563
2,937	JDS Uniphase Corp. *	10,661
3,688	Juniper Networks, Inc. *	52,222
31,746	Motorola, Inc.	140,635
11,237	QUALCOMM, Inc.	388,238
2,752	Tellabs, Inc. *	11,366

		1,330,755

Computers & Peripherals—22.3%
4,716	Apple, Inc. *	425,052
12,836	Dell, Inc. *	121,942
14,389	EMC Corp. *	158,855
14,733	Hewlett-Packard Co.	511,971
7,458	International Business Machines Corp.	683,525
2,216	NCR Corp. *	27,811
2,382	NetApp, Inc. *	35,325
1,844	QLogic Corp. *	20,874
3,107	SanDisk Corp. *	35,513
6,869	Seagate Technology	26,034
5,117	Sun Microsystems, Inc. *	21,287
1,261	Teradata Corp. *	16,557
3,084	Western Digital Corp. *	45,273

		2,130,019

Electrical Equipment—1.8%
610	First Solar, Inc. *	87,108
2,050	Rockwell Automation, Inc.	53,382
1,131	SunPower Corp. Class A *	37,956

		178,446

Electronic Equipment, Instruments—2.9%
1,234	Amphenol Corp. Class A	32,268
856	Arrow Electronics, Inc. *	16,324

Shares		Value
Electronic Equipment, Instruments (continued)—2.9%
1,046	Avnet, Inc. *	$20,732
347	AVX Corp.	3,165
950	FLIR Systems, Inc. *	23,722
2,339	Ingram Micro, Inc. Class A *	28,700
2,936	Jabil Circuit, Inc.	17,088
395	National Instruments Corp.	8,481
1,702	Trimble Navigation Ltd. *	25,224
6,733	Tyco Electronics Ltd.	95,338
1,314	Vishay Intertechnology, Inc. *	3,889

		274,931

Household Durables—0.3%
1,669	Garmin Ltd.	29,258

Internet Software & Services—7.7%
2,359	Akamai Technologies, Inc. *	31,799
455	Equinix, Inc. *	24,274
1,261	Google, Inc. Class A *	426,887
2,713	VeriSign, Inc. *	52,388
16,968	Yahoo!, Inc. *	199,035

		734,383

IT Services—2.3%
622	Affiliated Computer Services, Inc. Class A *	28,525
3,990	Cognizant Technology Solutions Corp. Class A *	74,733
2,098	Computer Sciences Corp. *	77,290
540	NeuStar, Inc. Class A *	7,355
1,407	SAIC, Inc. *	27,774
2,453	Unisys Corp. *	1,840

		217,517

Life Sciences Tools & Services—0.1%
826	PerkinElmer, Inc.	10,424

Office Electronics—0.2%
907	Zebra Technologies Corp. *	15,265

Semiconductors & Semiconductor Equipment—13.0%
4,243	Advanced Micro Devices, Inc. *	9,292
2,084	Altera Corp.	32,052
2,017	Analog Devices, Inc.	40,300
9,461	Applied Materials, Inc.	88,650
3,093	Atmel Corp. *	10,331
3,553	Broadcom Corp. Class A *	56,315
1,254	Cree, Inc. *	24,992
2,087	Cypress Semiconductor Corp. *	9,412
1,722	Fairchild Semiconductor International, Inc. *	7,835
1,199	Integrated Device Technology, Inc. *	6,882
32,784	Intel Corp.	422,913
506	International Rectifier Corp. *	6,892
880	Intersil Corp. Class A	8,193
1,200	KLA-Tencor Corp.	24,048

Shares		Value
Semiconductors & Semiconductor Equipment (continued)—13.0%
881	Lam Research Corp. *	$17,805
1,539	Linear Technology Corp.	36,043
8,985	LSI Corp. *	28,572
3,303	Marvell Technology Group Ltd. *	24,079
3,196	MEMC Electronic Materials, Inc. *	43,466
1,278	Microchip Technology, Inc.	24,244
10,219	Micron Technology, Inc. *	38,015
1,595	National Semiconductor Corp.	16,173
696	Novellus Systems, Inc. *	9,598
3,856	NVIDIA Corp. *	30,655
2,809	ON Semiconductor Corp. *	11,714
1,458	Rambus, Inc. *	13,209
323	Silicon Laboratories, Inc. *	7,439
2,429	Teradyne, Inc. *	11,683
9,237	Texas Instruments, Inc.	138,093
524	Varian Semiconductor Equipment Associates, Inc. *	9,977
1,950	Xilinx, Inc.	32,858

		1,241,730

Software—19.3%
3,713	Adobe Systems, Inc. *	71,698
1,360	Amdocs Ltd. *	23,011
1,178	ANSYS, Inc. *	29,285
3,114	Autodesk, Inc. *	51,568
1,327	BMC Software, Inc. *	33,613
2,711	CA, Inc.	48,771
3,647	Cadence Design Systems, Inc. *	13,786
2,579	Citrix Systems, Inc. *	54,262
1,715	Compuware Corp. *	11,148
2,238	Intuit, Inc. *	50,691
1,052	McAfee, Inc. *	32,075
39,813	Microsoft Corp.	680,801
4,875	Novell, Inc. *	18,038
2,751	Nuance Communications, Inc. *	27,125
25,146	Oracle Corp. *	423,207
2,646	Red Hat, Inc. *	38,764
1,458	Salesforce.com, Inc. *	38,797
11,695	Symantec Corp. *	179,284
985	Synopsys, Inc. *	18,223
288	VMware, Inc. Class A*	5,962

		1,850,109

Wireless Telecommunication Services—2.9%
5,466	American Tower Corp. Class A *	165,839
3,940	Crown Castle International Corp. *	76,909
1,616	SBA Communications Corp. Class A *	32,158

		274,906

	TOTAL COMMON STOCKS (Cost $8,726,377)	8,512,176

Shares		Value
MONEY MARKET FUNDS—14.7%
860,564	AIM Short Term Investment Treasury, 0.21% (a)	$860,564
550,000	AIM Short Term Investment Treasury (Collateral), 0.21% (a)	550,000

	TOTAL SHORT TERM INVESTMENTS (Cost $1,410,564)	$1,410,564

	Total Investments (Cost $10,136,941) — 103.7%	$9,922,740
	Other Liabilities in Excess of Assets — (3.7) %	(352,875)

	TOTAL NET ASSETS—100.0%	$9,569,865

Percentages are stated as a percent of net assets.

*	Non- Income producing security.

(a)	Represents annualized seven-day yield at January 31, 2009
Technology Bull 3X Shares
Swap Equity Contracts
January 31, 2009 (Unaudited)

	Reference	Number of	Notional	Termination	Unrealized
Counterparty	Entity	Contracts	Amount	Date	(Depreciation)

Credit Suisse Capital LLC	Russell 1000 Technology Index	31,850	$20,639,571	5/6/10	$(390,691)

Technology Bear 3X Shares
Schedule of Investments
January 31, 2009 (Unaudited)

Shares		Value
SHORT TERM INVESTMENTS — 83.2%
MONEY MARKET FUNDS — 83.2%
2,263,635	AIM Short Term Investment Treasury, 0.21% (a)	$2,263,635
3,000,000	AIM Short Term Investment Treasury (Collateral), 0.21% (a)	3,000,000

	TOTAL SHORT TERM INVESTMENTS (Cost $5,263,635)	$5,263,635

	Total Investments (Cost $5,263,635) — 83.2%	$5,263,635
	Other Assets in Excess of Liabilities — 16.8%	1,062,103

	TOTAL NET ASSETS—100.0%	$6,325,738

Percentages are stated as a percent of net assets.

(a)	Represents annualized seven-day yield at January 31, 2009
Technology Bear 3X Shares
Short Equity Swap Contracts
January 31, 2009 (Unaudited)

	Reference	Number of	Notional	Termination	Unrealized
Counterparty	Entity	Contracts	Amount	Date	Appreciation

Credit Suisse Capital LLC	Russell 1000 Technology Index	29,770	$18,984,442	5/6/2010	$53,991

Organization
The Direxion Shares ETF Trust (the “Trust”) is a registered investment company that offers shares of a variety of exchange-traded funds (each, a “Fund” and together the “Funds”). The Trust is a Delaware statutory trust formed on April 23, 2008 and is registered with the Securities and Exchange Commission (“SEC”) as an open-end management investment company under the Investment Company Act of 1940, as amended (“1940 Act”).
Significant Accounting Policies
The following is a summary of significant accounting policies consistently followed by the Fund in the preparation of their financial statements. These policies are in conformity with U.S generally accepted accounting principles.
The Financial Accounting Standard Board’s (“FASB”) Statement of Financial Accounting Standards No. 157, “Fair Value Measurement” establishes an authoritative framework for the measurement of fair value, and enhances disclosures about fair value measurements. The Funds utilized various inputs in determining the value of each Fund’s investments. These inputs are summarized in the three broad levels as follows:
Level 1 — quoted prices in active markets for identical securities
Level 2 — other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)
Level 3 — significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)
The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. A summary of the inputs used as of January 31, 2009 in valuing the Funds’ assets carried at fair value:

	Large Cap Bull		Large Cap Bear
	3X Shares		3X Shares
	Investments in	Other Financial	Investments in	Other Financial
Valuation inputs	Securities	Investments *	Securities	Investments *
Level 1 — Quoted Prices	$288,801,005	$(34,572,253)	—	$16,339,635
Level 2 — Other Significant Observable Inputs	41,768,821	—	$101,714,247	—
Level 3 — Significant Unobservable Inputs	—	—	—	—

Total	$330,569,826	$(34,572,253)	$101,714,247	$16,339,635

	Mid Cap Bull		Mid Cap Bear
	3X Shares		3X Shares
	Investments in	Other Financial	Investments in	Other Financial
Valuation inputs	Securities	Investments *	Securities	Investments *
Level 1 — Quoted Prices	$8,355,220	$(799,757)	—	$653,644
Level 2 — Other Significant Observable Inputs	1,110,143	—	$5,734,551	—
Level 3 — Significant Unobservable Inputs	—	—	—	—

Total	$9,465,363	$(799,757)	$5,734,551	$653,644

	Small Cap Bull		Small Cap Bear
	3X Shares		3X Shares
	Investments in	Other Financial	Investments in	Other Financial
Valuation inputs	Securities	Investments *	Securities	Investments *
Level 1 — Quoted Prices	$205,643,661	$(25,763,489)	—	$5,877,686
Level 2 — Other Significant Observable Inputs	48,663,639	—	$80,185,421	—
Level 3 — Significant Unobservable Inputs	—	—	—	—

Total	$254,307,300	$(25,763,489)	$80,185,421	$5,877,686

	Developed Markets Bull		Developed Markets Bear
	3X Shares		3X Shares
	Investments in	Other Financial	Investments in	Other Financial
Valuation inputs	Securities	Investments *	Securities	Investments *
Level 1 — Quoted Prices	$3,331,986	$(652,652)	—	$361,751
Level 2 — Other Significant Observable Inputs	755,309	—	$6,682,952	—
Level 3 — Significant Unobservable Inputs	—	—	—	—

Total	$4,087,295	$(652,652)	$6,682,952	$361,751

	Emerging Markets Bull		Emerging Markets Bear
	3X Shares		3X Shares
	Investments in	Other Financial	Investments in	Other Financial
Valuation inputs	Securities	Investments *	Securities	Investments *
Level 1 — Quoted Prices	$13,798,202	$(520,823)	—	$(286,276)
Level 2 — Other Significant Observable Inputs	1,327,907	—	$16,707,413	—
Level 3 — Significant Unobservable Inputs	—	—	—	—

Total	$15,126,109	$(520,823)	$16,707,413	$(286,276)

	Energy Bull		Energy Bear
	3X Shares		3X Shares
	Investments in	Other Financial	Investments in	Other Financial
Valuation inputs	Securities	Investments *	Securities	Investments *
Level 1 — Quoted Prices	$96,765,207	$(2,613,900)	—	$808,839
Level 2 — Other Significant Observable Inputs	20,715,655	—	$26,464,889	—
Level 3 — Significant Unobservable Inputs	—	—	—	—

Total	$117,480,862	$(2,613,900)	$26,464,889	$808,839

	Financial Bull		Financial Bear
	3X Shares		3X Shares
	Investments in	Other Financial	Investments in	Other Financial
Valuation inputs	Securities	Investments *	Securities	Investments *
Level 1 — Quoted Prices	$316,933,850	$(37,521,028)	—	$(4,814,318)
Level 2 — Other Significant Observable Inputs	42,976,701	—	$174,599,221	—
Level 3 — Significant Unobservable Inputs	—	—	—	—

Total	$359,910,551	$(37,521,028)	$174,599,221	$(4,814,318)

	Technology Bull		Technology Bear
	3X Shares		3X Shares
	Investments in	Other Financial	Investments in	Other Financial
Valuation inputs	Securities	Investments *	Securities	Investments *
Level 1 — Quoted Prices	$8,512,176	$(390,691)	—	$53,991
Level 2 — Other Significant Observable Inputs	1,410,564	—	$5,263,635	—
Level 3 — Significant Unobservable Inputs	—	—	—	—

Total	$9,922,740	$(390,691)	$5,263,635	$53,991

*	Other financial instruments include swap contracts, which are valued at the unrealized appreciation (depreciation) on the instrument.
The cost basis of investments for federal income tax purposes at January 31, 2009 was as follows:

	Large Cap Bull	Large Cap Bear	Mid Cap Bull
	3X Shares	3X Shares	3X Shares
Cost of investments	$335,441,892	$101,714,247	$10,066,823
Gross unrealized appreciation	9,316,971	—	61,536
Gross unrealized depreciation	(14,189,037)	—	(662,996)

Net unrealized appreciation (depreciation)	$(4,872,066)	—	$(601,460)

	Mid Cap Bear	Small Cap Bull	Small Cap Bear
	3X Shares	3X Shares	3X Shares
Cost of investments	$5,734,551	$261,485,554	$80,185,421
Gross unrealized appreciation	—	6,607,248	—
Gross unrealized depreciation	—	(13,785,502)	—

Net unrealized appreciation (depreciation)	—	$(7,178,254)	—

	Developed	Developed	Emerging
	Market Bull	Market Bear	Market Bull
	3X Shares	3X Shares	3X Shares
Cost of investments	$4,605,230	$6,682,952	$15,574,917
Gross unrealized appreciation	5,482	—	173,640
Gross unrealized depreciation	(523,417)	—	(622,448)

Net unrealized appreciation (depreciation)	$(517,935)	—	$(448,808)

	Emerging
	Market Bear	Energy Bull	Energy Bear
	3X Shares	3X Shares	3X Shares
Cost of investments	$16,707,413	$115,124,624	$26,464,889
Gross unrealized appreciation	—	2,756,534	—
Gross unrealized depreciation	—	(400,296)	—

Net unrealized appreciation (depreciation)	—	$2,356,238	—

	Financial Bull	Financial Bear	Technology Bull
	3X Shares	3X Shares	3X Shares
Cost of investments	$386,659,714	$174,599,221	$10,136,941
Gross unrealized appreciation	6,988,382	—	171,146
Gross unrealized depreciation	(33,737,545)	—	(385,347)

Net unrealized appreciation (depreciation)	$(26,749,163)	—	$(214,201)

Technology Bear
3X Shares
Cost of investments	$5,263,635
Gross unrealized appreciation	—
Gross unrealized depreciation	—

Net unrealized appreciation (depreciation)	—

Investment Valuation – Equity securities, exchange-traded funds, options, futures and options on futures are generally valued at their last sales price, or if not available, the averages of the last bid and ask prices may be used. Over-the-counter securities are valued at the average of the last active bid and ask prices. Securities primarily traded on the NASDAQ National Market are valued using the NASDAQ Official Closing Prices . Investments in open-end mutual funds are valued at their respective net asset values on the valuation dates. Swaps are valued based upon prices from third party vendors or quotations from market makers to the extent available. Short-term debt securities with a maturity of 60 days or less and money market securities are valued using the amortized cost method. Other debt securities are valued by using the mean prices provided by the Funds’ pricing service or, if such services are unavailable, by a pricing matrix method. With respect to securities for which a valuation in the judgment of Rafferty Asset Management LLC (the “Advisor”) does not represent fair value, the Fund’s pricing service does not provide valuation for such securities, reliable market pricing quotations are not readily available, or the Advisor believes the market price is stale, in each case such securities will be fair valued as determined by the Advisor under the supervision of the Board of Trustees.
Swap Contracts – The Fund may enter into equity swap contracts. Standard equity swap contracts are between two parties that agree to exchange the returns (or differentials in rates of return) earned or realized on particular predetermined investments or instruments. The gross amount to be exchanged is calculated with respect to a “notional amount” (i.e. the return on or increase in value of a particular dollar amount invested in a “basket” of securities representing a particular index or industry sector). The Fund’s obligations are accrued daily and offset by any amounts owed to the Fund.
In a “long” equity swap agreement, the counterparty will generally agree to pay the Fund the amount, if any, by which the notional amount of swap contract would have increased in value if the Fund had been invested in the particular securities, plus dividends that would have been received on those securities. The Fund will agree to pay the counterparty a floating rate of interest on the notional amount of the swap contract plus the amount, if any, by which the notional amount would have decreased in value had it been invested in such securities, plus, in certain instances, commissions or trading spreads on the notional amounts. Thus, the return on the swap contract should be the gain or loss on the notional amount plus dividends on the securities less the interest and commissions paid by the Fund on the notional amount. Payments may be made at the conclusion of the contract or periodically during its term. These swap contracts do not include the delivery of securities or other underlying securities. The net amount of the excess, if any, of the Fund’s obligations owed over the obligations owed to the Fund with respect to each swap is accrued on a daily basis, and an amount of cash or liquid assets having an aggregate net asset value at least equal to such accrued excess is maintained in a segregated account by the Fund’s custodian. Until a swap contract is settled in cash, the gain or loss on the notional amount plus dividends on the securities less the interest paid by the Fund on the notional amount are recorded as “unrealized gains or losses on swaps and futures” and when cash is exchanged, the gain or loss is recorded as “realized gains or losses on swaps and futures”.
The Funds may enter into swap agreements for purposes of pursuing their investment objectives or as a substitute for investing directly in securities or to hedge a position. Index swap agreements entered into by the Funds calculate and settle the obligations of the parties to the agreement on a “net basis” with a single payment. Consequently, a Fund’s current obligations (or rights) under a swap agreement will generally be equal only to the net amount to be paid or received under the agreement based on the relative values of such obligations (or rights) (the “net amount”). In a “long” swap agreement, the counterparty will generally agree to pay the Fund the amount, if any, by which the notional amount of the swap agreement would have increased in value had it been invested in the particular instruments, plus an amount equal to any dividends or interest that would have been received on those instruments. The Fund will agree to pay to the counterparty an amount equal to a floating rate of interest (e.g., a LIBOR based rate) on the notional amount of the swap agreement plus the amount, if any, by which the notional amount would have decreased in value had it been invested in such instruments plus, in certain instances, commissions or trading spreads on the notional amount. Therefore, the return to the Fund on a long swap agreement should be the gain or loss on the notional amount plus dividends or interest on the instruments less the interest and commissions paid by the Fund on the notional amount. These swap agreements do not involve the delivery of securities or other underlying instruments.
Pursuant to valuation procedures approved by the Board, the net amount of the excess, if any, of a Fund’s obligations owed over the obligations owed to the Fund with respect to each swap is accrued on a daily basis, and an amount of cash or liquid assets having an aggregate net asset value (“NAV”) at least equal to such accrued excess is maintained in a segregated account by the Fund’s custodian. Until a swap agreement is settled in cash, the gain or loss on the notional amount plus dividends or interest on the underlying instruments less the interest payable by the Fund on the notional amount are recorded as “unrealized appreciation or depreciation on swap agreements” and when cash is exchanged, the gain or loss realized is recorded as “realized gains or losses on swap agreements”.

The Funds may also enter into swap agreements that provide the opposite return of their benchmark index or security (“short” the index or security). Their operations are similar to that of the “long” swaps discussed above, except that the counterparty makes the payments ascribed above to the Fund, and the Fund makes the payments ascribed above to the counterparty. These amounts are netted with any unrealized gain or loss to determine the value of the swap.
Swap agreements involve, to varying degrees, elements of market risk and exposure to loss in excess of the unrealized gain/loss reflected. The notional amounts reflect the extent of the total investment exposure each Fund has under the swap agreement, which may exceed the NAV of the Fund. The primary risks associated with the use of swap agreements are imperfect correlation between the price of the swap contract and the price of the underlying investments, and the inability of counterparties to perform. A Fund bears the risk of loss of the amount expected to be received under a swap agreement in the event of the default or bankruptcy of a swap agreement counterparty. A Fund will enter into swap agreements only with large, well-capitalized and established financial institutions. The creditworthiness of each of the firms that is a party to a swap agreement is monitored by the Advisor.
The Funds collateralize swap agreements with cash and certain securities as indicated on the Schedule of Portfolio Investments of each of the Funds, respectively. Such collateral is held for the benefit of the counterparty in a segregated account at the Custodian to protect the counterparty against non-payment by the Funds. In the event of a default by the counterparty, the Funds will seek return of this collateral and may incur certain costs exercising their rights with respect to the collateral.
The Funds remain subject to credit risk with respect to the amount they expect to receive from their counterparties, as those amounts are not similarly collateralized by the counterparty. If a counterparty becomes bankrupt or otherwise fails to perform its obligations due to financial difficulties, the Funds may experience significant delays in obtaining any recovery in a bankruptcy or other insolvency proceeding. The Funds may obtain only limited recovery or may obtain no recovery in such circumstances.
Risks of Investing in Foreign Securities – Investments in foreign securities involve greater risks than investing in U.S. domestic securities. As a result, the Fund’s returns and net asset values may be affected to a large degree by fluctuations in currency exchange rates, political, diplomatic or economic conditions and regulatory requirements in other countries. The laws and accounting, auditing and financial reporting standards in foreign countries may be different than they are in the U.S., and there may be less public information available about foreign companies.
Concentration Risk – The risk of concentrating investments in a limited number of issuers in a particular industry is that a Fund will be more susceptible to the risks associated with that industry than a Fund that does not concentrate its investments.
Correlation Risk – A number of factors may affect a Fund’s ability to achieve a high degree of correlation with its benchmark, and there can be no guarantee that a Fund will achieve a high degree of correlation. A failure to achieve a high degree of correlation may prevent a Fund from achieving its investment objective.  A number of factors may adversely affect a Fund’s correlation with its benchmark, including fees, expenses, transaction costs, costs associated with the use of leveraged investment techniques, income items, accounting standards, and disruptions or illiquidity in the markets for the securities or financial instruments in which the Fund invests.  A Fund may not have investment exposure to all securities in its underlying benchmark index, or its weighting of investment exposure to such stocks or industries may be different from that of the index. In addition, a Fund may invest in securities or financial instruments not included in the index underlying its benchmark. A Fund may be subject to large movements of assets into and out of the Fund, potentially resulting in the Fund being over- or under-exposed to its benchmark. Activities surrounding annual index reconstitutions and other index rebalancing or reconstitution events may hinder the Funds’ ability to meet their daily investment objective on that day. Each Fund seeks to rebalance its portfolio daily to keep leverage consistent with its daily investment objective.

Certain Funds are “leveraged” funds in the sense that they have investment objectives to match a multiple of the performance of an index on a given day. These Funds are subject to all of the correlation risks described above. In addition, there is a special form of correlation risk that derives from these Funds’ use of leverage, which is that for periods greater than one day, the use of leverage tends to cause the performance of a Fund to be either greater than or less than the index performance times the stated multiple in the fund objective, before accounting for fees and fund expenses. In general, given a particular index return, increased volatility of the index will cause a decrease in the performance relative to the index performance times the stated fund multiple.
Counterparty Risk – A Fund will be subject to credit risk with respect to the amount it expects to receive from counterparties to financial instruments entered into by the Fund. A Fund may be negatively impacted if counterparty becomes bankrupt or otherwise fails to perform its obligations due to financial difficulties. A Fund may experience significant delays in obtaining any recovery in a bankruptcy or other reorganization proceeding, and a Fund may obtain only limited recovery or may obtain no recovery in such circumstances.
Leverage Risk – Leverage offers a means of magnifying market movements into larger changes in an investment’s value and provides greater investment exposure than an unleveraged investment. Swap agreements may be used to create leverage. Each Fund employs leveraged investment techniques to achieve its investment objective.
Liquidity Risk – In certain circumstances, such as the disruption of the orderly markets for the securities or financial instruments in which a Fund invests, a Fund might not be able to dispose of certain holdings quickly or at prices that represent fair market value in the judgment of the Advisor. Additionally, certain counterparties may have the ability to demand repayment at any time, thereby exposing the Fund to the risk that it may be required to liquidate investments at an inopportune time. This may prevent a Fund from limiting losses, realizing gains or from achieving a high correlation or inverse correlation with its underlying index.
Security Transactions – Investment transactions are recorded on the related trade date. The Fund determines the gain or loss realized from investment transactions by comparing the identified cost, which is the same basis used for federal income tax purposes, with the net sales proceeds.
Federal Income Taxes – The Fund intends to comply with the requirements of Subchapter M of the Internal Revenue Code necessary to qualify as a regulated investment company and to make the requisite distributions of income and capital gains to its shareholders sufficient to relieve the Fund from all or substantially all federal income and excise taxes.
Income and Expenses – Dividend income is recorded on the ex-dividend date. Interest income, including amortization of premium and discount is recognized on an accrual basis. The Fund is charged for those expenses that are directly attributable to each series, such as advisory fees and registration costs. Expenses that are not directly attributable to a series are generally allocated among the Trust’s series in proportion to their respective net assets.
Distributions to Shareholders – The Fund generally pays dividends from net investment income and distributes net realized capital gains, if any, at least annually. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from U.S. generally accepted accounting principles.

Item 2. Controls and Procedures.
(a) The Registrant’s President/Chief Executive Officer and Treasurer/Chief Financial Officer have concluded that the Registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “1940 Act”)) are effective as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on the evaluation of these controls are procedures required by Rule 30a-3(b) under the 1940 Act and Rule 15d-15(b) under the Securities Exchange Act of 1934, as amended.
(b) There were no changes in the Registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the Registrant’s last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the Registrant’s internal control over financial reporting.
Item 3. Exhibits.
Separate certifications for each principal executive officer and principal financial officer of the Registrant as required by Rule 30a-2(a) under then 1940 Act (17 CFR 270.30a-2(a)). Filed herewith.

SIGNATURES
     Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) Direxion Shares ETF Trust

By (Signature and Title)	/s/ Daniel O’Neill Daniel O’Neill, President

Date March 24, 2009
     Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By (Signature and Title)	/s/ Daniel O’Neill Daniel O’Neill, President

Date March 24, 2009

By (Signature and Title)	/s/ Guy Talarico Guy Talarico, Principal Financial Officer

Date March 23, 2009